TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-8
Statements of Changes in Net Assets	SA-13
Financial Highlights	SA-28
Notes to Financial Statements	SA-37
Report of Independent Registered Public Accounting Firm	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2022

    Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2022; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2022, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	33	$372	$106	$64
Diversified Bond Class I *	26,338	255,920	14,460	16,595
Floating Rate Income Class I *	8,684	117,920	9,364	3,661
High Yield Bond Class I *	51,626	457,730	13,104	23,911
Inflation Managed Class I *	46,506	541,315	26,527	52,278
Managed Bond Class I *	107,224	1,360,677	60,408	57,244
Short Duration Bond Class I *	21,507	219,711	38,519	21,829
Emerging Markets Debt Class I *	7,054	77,951	3,255	2,251
Dividend Growth Class I *	16,597	547,914	51,855	37,640
Equity Index Class I *	51,794	5,038,852	74,268	178,679
Focused Growth Class I *	7,206	300,739	7,728	45,074
Growth Class I *	12,960	578,578	24,521	34,976
Large-Cap Core Class I *	21,247	1,158,150	26,374	78,747
Large-Cap Growth Class I *	58,378	893,199	122,828	73,713
Large-Cap Value Class I *	41,433	1,330,714	12,822	112,899
Mid-Cap Equity Class I *	36,877	1,042,861	21,365	91,760
Mid-Cap Growth Class I *	32,978	732,189	61,052	60,617
Mid-Cap Value Class I *	1,469	37,341	4,629	2,917
Small-Cap Equity Class I *	6,849	180,167	5,566	7,193
Small-Cap Growth Class I *	4,217	98,804	1,683	7,872
Small-Cap Index Class I *	30,533	851,328	38,368	80,211
Small-Cap Value Class I *	24,310	623,319	31,750	38,207
Value Class I *	18,473	359,529	8,272	28,158
Value Advantage Class I *	14,000	327,866	46,378	38,689
Emerging Markets Class I *	45,255	748,601	76,705	32,320
International Large-Cap Class I *	98,715	1,153,400	61,913	62,103
International Small-Cap Class I *	9,597	105,687	5,978	3,707
International Value Class I *	46,828	659,486	38,389	87,306
Health Sciences Class I *	24,247	1,478,456	49,787	89,472
Real Estate Class I *	27,830	826,523	55,269	66,838
Technology Class I *	37,118	392,327	82,953	86,698
Pacific Dynamix - Conservative Growth Class I *	521	9,251	2,193	863
Pacific Dynamix - Moderate Growth Class I *	15,985	375,745	1,333	19,235
Pacific Dynamix - Growth Class I *	27,401	752,879	18,403	142,119
Portfolio Optimization Conservative Class I *	434	5,741	337	-
Portfolio Optimization Moderate-Conservative Class I *	3,717	56,252	6,276	9,222
Portfolio Optimization Moderate Class I *	102,184	1,729,786	73,263	93,366
Portfolio Optimization Growth Class I *	167,550	3,148,815	71,498	111,936
Portfolio Optimization Aggressive-Growth Class I *	75,594	1,489,999	189,296	132,103
Invesco® V.I. EQV International Equity Series II	12,033	341,964	49,859	4,303
Invesco® V.I. Global Series II	3,191	96,679	21,219	3,655
Invesco® V.I. Main Street Small Cap Fund® Series I	169	3,903	4,429	121
American Century VP Mid Cap Value Class II	6,185	130,947	46,476	3,353
American Funds IS Asset Allocation Class 4	2,206	47,950	7,662	120,428
American Funds IS Growth Class 4	11,316	833,309	178,381	60,822
American Funds IS Growth-Income Class 4	7,180	349,786	53,423	32,312
BlackRock® 60/40 Target Allocation ETF V.I. Class I	26	300	7	24
BlackRock® Basic Value V.I. Class III	2,065	23,972	7,313	4,052
BlackRock® Global Allocation V.I. Class III	31,872	378,321	60,591	42,923
BNY Mellon VIF Appreciation Service Shares	67	2,099	1,200	103
Fidelity® VIP Contrafund® Service Class 2	32,288	1,179,814	83,399	53,546
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	326	3,547	525	135
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	3,703	42,435	10,608	18,855
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	635	8,623	2,091	411

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	331	$4,502	$2,817	$262
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	94	2,112	892	105
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	1,222	26,355	7,153	1,642
Fidelity® VIP Government Money Market Service Class	538,266	538,266	114,634	118,479
Fidelity® VIP Growth Service Class 2	2,328	161,235	76,659	8,611
Fidelity® VIP Mid Cap Service Class 2	21,963	685,255	78,409	59,308
Fidelity® VIP Value Strategies Service Class 2	2,618	38,073	33,384	1,566
Templeton Foreign VIP Class 2	17,904	217,887	7,452	1,676
Templeton Global Bond VIP Class 2 *	2,035	25,399	4,091	1,868
Janus Henderson Enterprise Service Shares	2,096	131,589	25,887	15,089
Janus Henderson Overseas Service Shares	4,510	165,776	12,479	5,875
Lazard Retirement Global Dynamic Multi-Asset Service Shares	11	121	64	32
ClearBridge Variable Aggressive Growth - Class II	13,678	202,841	37,768	11,853
ClearBridge Variable Mid Cap - Class II	984	19,842	4,726	1,010
Lord Abbett Bond Debenture Class VC	1,020	10,406	1,929	6,423
Lord Abbett Developing Growth Class VC *	10,529	233,223	-	12,800
Lord Abbett Fundamental Equity Class VC	602	9,125	1,862	391
Lord Abbett Total Return Class VC	5,091	71,013	13,039	5,714
M Capital Appreciation	4,236	89,542	12,552	1,868
M International Equity	15,575	187,836	15,627	2,364
M Large Cap Growth	422	9,781	1,066	600
M Large Cap Value	259	3,659	245	193
MFS® New Discovery Series - Service Class	14,063	124,320	60,625	2,496
MFS® Utilities Series - Service Class	3,464	123,229	32,854	14,737
MFS® Value Series - Service Class	3,759	79,044	55,545	804
Neuberger Berman Sustainable Equity Class I	328	8,781	7,675	2,171
PIMCO Global Managed Asset Allocation - Advisor Class	11,567	98,436	21,714	1,925
PIMCO Income - Administrative Class	99	955	992	3,397
Royce Micro-Cap Service Class	4,183	31,331	15,131	1,441
State Street Total Return V.I.S. Class 3	379	4,948	2,100	1,177
T. Rowe Price Blue Chip Growth - II	28,518	833,569	99,671	34,002
T. Rowe Price Equity Income - II	17,025	457,121	73,247	18,949
VanEck VIP Global Resources Initial Class	16,342	463,955	61,683	76,696

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$372	$255,920	$117,920	$457,730	$541,315	$1,360,677
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	664	41	1,326
Investments sold	-	-	-	-	-	-
Total Assets	372	255,920	117,920	458,394	541,356	1,362,003
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1	-	-	-	-
Investments purchased	-	-	-	663	43	1,324
Total Liabilities	-	1	-	663	43	1,324
NET ASSETS	$372	$255,919	$117,920	$457,731	$541,313	$1,360,679
Units Outstanding	33	15,536	8,688	15,351	20,460	51,876
Accumulation Unit Value	$11.17	$16.47	$13.57	$29.82	$26.46	$26.23
Cost of Investments	$413	$253,647	$106,777	$277,409	$471,493	$1,177,979

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$219,711	$77,951	$547,914	$5,038,852	$300,739	$578,578
Receivables:
Due from Pacific Life & Annuity Company	-	-	41	-	-	18
Investments sold	-	-	-	66	-	-
Total Assets	219,711	77,951	547,955	5,038,918	300,739	578,596
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	-	-	4	1	-
Investments purchased	-	-	-	-	-	8
Total Liabilities	2	-	-	4	1	8
NET ASSETS	$219,709	$77,951	$547,955	$5,038,914	$300,738	$578,588
Units Outstanding	16,148	6,900	11,558	130,592	4,233	21,428
Accumulation Unit Value	$13.61	$11.30	$47.41	$38.59	$71.05	$27.00
Cost of Investments	$206,197	$69,575	$162,866	$1,507,994	$35,098	$161,672

	Large-Cap	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Core	Growth	Value	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,158,150	$893,199	$1,330,714	$1,042,861	$732,189	$37,341
Receivables:
Due from Pacific Life & Annuity Company	619	1,486	4	-	364	3
Investments sold	-	-	-	33	-	-
Total Assets	1,158,769	894,685	1,330,718	1,042,894	732,553	37,344
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	13	-	-
Investments purchased	586	1,515	-	-	363	-
Total Liabilities	586	1,515	-	13	363	-
NET ASSETS	$1,158,183	$893,170	$1,330,718	$1,042,881	$732,190	$37,344
Units Outstanding	33,643	31,381	33,168	16,716	18,071	752
Accumulation Unit Value	$34.43	$28.46	$40.12	$62.39	$40.52	$49.65
Cost of Investments	$307,525	$288,068	$355,830	$337,133	$164,961	$19,398

See Notes to Financial Statements	SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$180,167	$98,804	$851,328	$623,319	$359,529	$327,866
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	35	-	44
Investments sold	-	-	55	-	-	-
Total Assets	180,167	98,804	851,383	623,354	359,529	327,910
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	3	70	-	2	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	1	3	70	-	2	-
NET ASSETS	$180,166	$98,801	$851,313	$623,354	$359,527	$327,910
Units Outstanding	4,319	3,716	19,557	9,580	11,368	14,001
Accumulation Unit Value	$41.72	$26.59	$43.53	$65.07	$31.63	$23.42
Cost of Investments	$85,233	$25,400	$238,371	$246,311	$110,279	$214,094

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$748,601	$1,153,400	$105,687	$659,486	$1,478,456	$826,523
Receivables:
Due from Pacific Life & Annuity Company	86	-	1	-	111	1,208
Investments sold	-	1,907	-	3,221	-	-
Total Assets	748,687	1,155,307	105,688	662,707	1,478,567	827,731
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1,901	-	3,221	-	-
Investments purchased	-	-	-	-	-	1,212
Total Liabilities	-	1,901	-	3,221	-	1,212
NET ASSETS	$748,687	$1,153,406	$105,688	$659,486	$1,478,567	$826,519
Units Outstanding	14,057	42,162	6,442	45,572	14,225	12,311
Accumulation Unit Value	$53.26	$27.36	$16.41	$14.47	$103.94	$67.14
Cost of Investments	$327,707	$516,636	$58,458	$405,305	$174,717	$278,714

			Pacific	Pacific
		PSF Avantis	Dynamix -	Dynamix -	Pacific	Portfolio
		Balanced	Conservative	Moderate	Dynamix -	Optimization
	Technology	Allocation	Growth	Growth	Growth	Conservative
	Class I	Class D (1)	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$392,327	$-	$9,251	$375,745	$752,879	$5,741
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	392,327	-	9,251	375,745	752,879	5,741
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	9	-	-	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	9	-	-	-	-	-
NET ASSETS	$392,318	$-	$9,251	$375,745	$752,879	$5,741
Units Outstanding	18,107	-	428	14,172	23,522	420
Accumulation Unit Value	$21.67	See Note (1)	$21.60	$26.51	$32.01	$13.68
Cost of Investments	$170,652	$-	$8,670	$257,878	$402,184	$5,229

(1) All units were fully redeemed or transferred prior to December 31, 2022 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Portfolio			Portfolio
	Optimization	Portfolio	Portfolio	Optimization	Invesco V.I.
	Moderate-	Optimization	Optimization	Aggressive-	EQV International	Invesco V.I.
	Conservative	Moderate	Growth	Growth	Equity	Global
	Class I	Class I	Class I	Class I	Series II	Series II
ASSETS
Investments in mutual funds, at value	$56,252	$1,729,786	$3,148,815	$1,489,999	$341,964	$96,679
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	56,252	1,729,786	3,148,815	1,489,999	341,964	96,679
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	55	63	7	1	8
Investments purchased	-	-	-	-	-	-
Total Liabilities	1	55	63	7	1	8
NET ASSETS	$56,251	$1,729,731	$3,148,752	$1,489,992	$341,963	$96,671
Units Outstanding	3,606	99,457	163,817	74,200	21,751	5,123
Accumulation Unit Value	$15.60	$17.39	$19.22	$20.08	$15.72	$18.87
Cost of Investments	$37,455	$1,067,016	$1,593,330	$881,586	$400,780	$110,789

	Invesco V.I.	American				BlackRock
	Main Street	Century	American Funds	American Funds	American Funds	60/40 Target
	Small Cap Fund	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation ETF
	Series I	Class II	Class 4	Class 4	Class 4	V.I. Class I
ASSETS
Investments in mutual funds, at value	$3,903	$130,947	$47,950	$833,309	$349,786	$300
Receivables:
Due from Pacific Life & Annuity Company	-	96	-	-	-	-
Investments sold	-	-	-	-	673	-
Total Assets	3,903	131,043	47,950	833,309	350,459	300
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	35	682	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	35	682	-
NET ASSETS	$3,903	$131,043	$47,950	$833,274	$349,777	$300
Units Outstanding	280	4,406	1,330	16,019	8,962	21
Accumulation Unit Value	$13.94	$29.74	$36.06	$52.02	$39.03	$14.36
Cost of Investments	$4,479	$121,182	$46,264	$816,135	$325,478	$389

		BlackRock			Fidelity VIP	Fidelity VIP
	BlackRock	Global	BNY Mellon	Fidelity VIP	Freedom 2015	Freedom 2020
	Basic Value	Allocation	VIF Appreciation	Contrafund	Portfolio	Portfolio
	V.I. Class III	V.I. Class III	Service Shares	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$23,972	$378,321	$2,099	$1,179,814	$3,547	$42,435
Receivables:
Due from Pacific Life & Annuity Company	7	1	-	26	-	-
Investments sold	-	-	-	-	-	-
Total Assets	23,979	378,322	2,099	1,179,840	3,547	42,435
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
NET ASSETS	$23,979	$378,322	$2,099	$1,179,840	$3,547	$42,435
Units Outstanding	835	15,103	82	28,004	188	2,230
Accumulation Unit Value	$28.73	$25.05	$25.57	$42.13	$18.82	$19.03
Cost of Investments	$21,785	$404,022	$2,544	$881,368	$4,172	$27,771

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$8,623	$4,502	$2,112	$26,355	$538,266	$161,235
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	1	39	-
Investments sold	-	-	-	-	-	-
Total Assets	8,623	4,502	2,112	26,356	538,305	161,235
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	4	1	-	-	1
Investments purchased	-	-	-	-	28	-
Total Liabilities	-	4	1	-	28	1
NET ASSETS	$8,623	$4,498	$2,111	$26,356	$538,277	$161,234
Units Outstanding	424	218	93	1,117	50,804	3,273
Accumulation Unit Value	$20.33	$20.62	$22.75	$23.59	$10.60	$49.26
Cost of Investments	$8,727	$4,811	$2,533	$27,026	$538,266	$169,310

					Janus	Janus
	Fidelity VIP	Fidelity VIP	Templeton	Templeton	Henderson	Henderson
	Mid Cap	Value Strategies	Foreign	Global Bond	Enterprise	Overseas
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares
ASSETS
Investments in mutual funds, at value	$685,255	$38,073	$217,887	$25,399	$131,589	$165,776
Receivables:
Due from Pacific Life & Annuity Company	-	4	-	-	78	-
Investments sold	-	-	-	-	-	-
Total Assets	685,255	38,077	217,887	25,399	131,667	165,776
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	7	-	-	-	-	4
Investments purchased	-	-	-	-	-	-
Total Liabilities	7	-	-	-	-	4
NET ASSETS	$685,248	$38,077	$217,887	$25,399	$131,667	$165,772
Units Outstanding	19,008	1,121	17,162	2,295	2,963	11,742
Accumulation Unit Value	$36.05	$33.98	$12.70	$11.07	$44.44	$14.12
Cost of Investments	$694,608	$37,191	$247,226	$27,282	$94,046	$134,978

	Lazard Retirement	ClearBridge	ClearBridge	Lord Abbett	Lord Abbett	Lord Abbett
	Global Dynamic	Variable	Variable	Bond	Developing	Fundamental
	Multi-Asset	Aggressive	Mid Cap -	Debenture	Growth	Equity
	Service Shares	Growth - Class II	Class II	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$121	$202,841	$19,842	$10,406	$233,223	$9,125
Receivables:
Due from Pacific Life & Annuity Company	-	-	39	-	2	-
Investments sold	-	-	-	-	-	-
Total Assets	121	202,841	19,881	10,406	233,225	9,125
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
NET ASSETS	$121	$202,841	$19,881	$10,406	$233,225	$9,125
Units Outstanding	9	7,871	715	812	8,374	348
Accumulation Unit Value	$12.95	$25.77	$27.81	$12.82	$27.85	$26.23
Cost of Investments	$112	$314,273	$18,477	$11,269	$346,468	$9,251

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
						MFS
	Lord Abbett					New Discovery
	Total Return	M Capital	M International	M Large Cap	M Large Cap	Series -
	Class VC	Appreciation	Equity	Growth	Value	Service Class
ASSETS
Investments in mutual funds, at value	$71,013	$89,542	$187,836	$9,781	$3,659	$124,320
Receivables:
Due from Pacific Life & Annuity Company	-	71	-	-	-	1
Investments sold	-	-	-	-	-	-
Total Assets	71,013	89,613	187,836	9,781	3,659	124,321
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
NET ASSETS	$71,013	$89,613	$187,836	$9,781	$3,659	$124,321
Units Outstanding	6,473	1,683	14,838	168	101	3,565
Accumulation Unit Value	$10.97	$53.25	$12.66	$58.07	$36.32	$34.87
Cost of Investments	$83,220	$94,661	$226,761	$6,756	$2,793	$193,976

	MFS	MFS	Neuberger Berman	PIMCO
	Utilities	Value	Sustainable	Global Managed	PIMCO Income -	Royce
	Series -	Series -	Equity	Asset Allocation -	Administrative	Micro-Cap
	Service Class	Service Class	Class I	Advisor Class	Class	Service Class
ASSETS
Investments in mutual funds, at value	$123,229	$79,044	$8,781	$98,436	$955	$31,331
Receivables:
Due from Pacific Life & Annuity Company	-	5	-	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	123,229	79,049	8,781	98,436	955	31,331
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	-	-	1	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	2	-	-	1	-	-
NET ASSETS	$123,227	$79,049	$8,781	$98,435	$955	$31,331
Units Outstanding	4,386	4,326	356	7,342	87	1,685
Accumulation Unit Value	$28.10	$18.27	$24.66	$13.41	$11.00	$18.59
Cost of Investments	$80,485	$80,912	$10,662	$129,082	$970	$39,063

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Resources
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$4,948	$833,569	$457,121	$463,955
Receivables:
Due from Pacific Life & Annuity Company	-	100	-	-
Investments sold	-	-	-	-
Total Assets	4,948	833,669	457,121	463,955
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	25	-
Investments purchased	-	-	-	-
Total Liabilities	-	-	25	-
NET ASSETS	$4,948	$833,669	$457,096	$463,955
Units Outstanding	274	20,594	14,447	21,587
Accumulation Unit Value	$18.08	$40.48	$31.64	$21.49
Cost of Investments	$5,383	$620,395	$368,134	$294,152

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8)	(2,514)	(55)	(552)	3,903	(6,598)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(8)	(2,514)	(55)	(552)	3,903	(6,598)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(41)	(56,070)	(1,709)	(53,659)	(78,213)	(216,895)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49)	$(58,584)	$(1,764)	$(54,211)	$(74,310)	$(223,493)

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(966)	(264)	(537)	(3,942)	32,783	9,435
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(966)	(264)	(537)	(3,942)	32,783	9,435
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(9,083)	(7,625)	(62,079)	(1,144,506)	(195,997)	(274,819)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,049)	$(7,889)	$(62,616)	$(1,148,448)	$(163,214)	$(265,384)

	Large-Cap	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Core	Growth	Value	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	38,334	1,977	50,054	31,166	3,383	(223)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	38,334	1,977	50,054	31,166	3,383	(223)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(346,030)	(527,656)	(149,989)	(256,808)	(326,533)	(2,766)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(307,696)	$(525,679)	$(99,935)	$(225,642)	$(323,150)	$(2,989)

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	336	4,728	17,161	(2,047)	10,009	(1,057)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	336	4,728	17,161	(2,047)	10,009	(1,057)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(27,425)	(48,580)	(251,109)	(125,828)	(12,214)	(13,600)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,089)	$(43,852)	$(233,948)	$(127,875)	$(2,205)	$(14,657)

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(10,700)	(8,475)	(831)	7,849	34,509	4,702
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(10,700)	(8,475)	(831)	7,849	34,509	4,702
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(232,103)	(202,787)	(20,601)	(15,459)	(129,240)	(287,715)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(242,803)	$(211,262)	$(21,432)	$(7,610)	$(94,731)	$(283,013)

			Pacific	Pacific
		PSF Avantis	Dynamix -	Dynamix -	Pacific	Portfolio
		Balanced	Conservative	Moderate	Dynamix -	Optimization
	Technology	Allocation	Growth	Growth	Growth	Conservative
	Class I	Class D (1)	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,960)	1	(111)	6,083	30,421	-
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(2,960)	1	(111)	6,083	30,421	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(216,675)	(3)	(1,242)	(78,426)	(189,109)	(867)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(219,635)	$(2)	$(1,353)	$(72,343)	$(158,688)	$(867)

(1) All units were fully redeemed or transferred prior to December 31, 2022 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
	Portfolio			Portfolio
	Optimization	Portfolio	Portfolio	Optimization	Invesco V.I.
	Moderate-	Optimization	Optimization	Aggressive-	EQV International	Invesco V.I.
	Conservative	Moderate	Growth	Growth	Equity	Global
	Class I	Class I	Class I	Class I	Series II	Series II
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$5,059	$-
Net Investment Income	-	-	-	-	5,059	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(608)	(2,974)	21,751	(12,700)	(946)	(1,500)
Capital gain distributions	-	-	-	-	39,577	18,966
Realized Gain (Loss) on Investments	(608)	(2,974)	21,751	(12,700)	38,631	17,466
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(10,363)	(324,613)	(660,309)	(292,774)	(121,013)	(63,125)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,971)	$(327,587)	$(638,558)	$(305,474)	$(77,323)	$(45,659)

	Invesco V.I.	American				BlackRock
	Main Street	Century	American Funds	American Funds	American Funds	60/40 Target
	Small Cap Fund	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation ETF
	Series I	Class II	Class 4	Class 4	Class 4	V.I. Class I
INVESTMENT INCOME
Dividends	$19	$2,366	$839	$990	$4,013	$6
Net Investment Income	19	2,366	839	990	4,013	6
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(40)	(598)	18,394	(18,528)	(2,433)	(5)
Capital gain distributions	422	14,110	5,237	141,196	38,021	-
Realized Gain (Loss) on Investments	382	13,512	23,631	122,668	35,588	(5)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(572)	(17,218)	(37,830)	(488,995)	(113,867)	(56)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(171)	$(1,340)	$(13,360)	$(365,337)	$(74,266)	$(55)

		BlackRock			Fidelity VIP	Fidelity VIP
	BlackRock	Global	BNY Mellon	Fidelity VIP	Freedom 2015	Freedom 2020
	Basic Value	Allocation	VIF Appreciation	Contrafund	Portfolio	Portfolio
	V.I. Class III	V.I. Class III	Service Shares	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$292	$-	$7	$3,462	$71	$942
Net Investment Income	292	-	7	3,462	71	942
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(262)	(7,776)	(45)	(13,842)	(31)	2,157
Capital gain distributions	2,468	6,204	434	64,985	370	5,924
Realized Gain (Loss) on Investments	2,206	(1,572)	389	51,143	339	8,081
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,798)	(69,705)	(712)	(489,592)	(1,029)	(19,201)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,300)	$(71,277)	$(316)	$(434,987)	$(619)	$(10,178)

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
INVESTMENT INCOME
Dividends	$148	$57	$22	$376	$7,349	$623
Net Investment Income	148	57	22	376	7,349	623
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(91)	(65)	(25)	(456)	-	(3,428)
Capital gain distributions	521	154	111	2,154	-	13,817
Realized Gain (Loss) on Investments	430	89	86	1,698	-	10,389
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,115)	(616)	(420)	(7,493)	-	(59,837)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,537)	$(470)	$(312)	$(5,419)	$7,349	$(48,825)

					Janus	Janus
	Fidelity VIP	Fidelity VIP	Templeton	Templeton	Henderson	Henderson
	Mid Cap	Value Strategies	Foreign	Global Bond	Enterprise	Overseas
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares
INVESTMENT INCOME
Dividends	$1,929	$343	$6,649	$-	$115	$2,729
Net Investment Income	1,929	343	6,649	-	115	2,729
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(17,957)	(125)	(357)	(177)	(1,699)	(497)
Capital gain distributions	49,132	1,543	-	-	25,115	-
Realized Gain (Loss) on Investments	31,175	1,418	(357)	(177)	23,416	(497)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(160,223)	(3,724)	(24,342)	(1,153)	(51,202)	(17,700)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(127,119)	$(1,963)	$(18,050)	$(1,330)	$(27,671)	$(15,468)

	Lazard Retirement	ClearBridge	ClearBridge	Lord Abbett	Lord Abbett	Lord Abbett
	Global Dynamic	Variable	Variable	Bond	Developing	Fundamental
	Multi-Asset	Aggressive	Mid Cap -	Debenture	Growth	Equity
	Service Shares	Growth - Class II	Class II	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$-	$-	$20	$487	$-	$102
Net Investment Income	-	-	20	487	-	102
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5)	(7,803)	(245)	(416)	(13,952)	(36)
Capital gain distributions	7	28,942	1,291	43	-	1,221
Realized Gain (Loss) on Investments	2	21,139	1,046	(373)	(13,952)	1,185
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(25)	(94,493)	(7,293)	(2,222)	(122,549)	(2,475)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23)	$(73,354)	$(6,227)	$(2,108)	$(136,501)	$(1,188)

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
						MFS
	Lord Abbett					New Discovery
	Total Return	M Capital	M International	M Large Cap	M Large Cap	Series -
	Class VC	Appreciation	Equity	Growth	Value	Service Class
INVESTMENT INCOME
Dividends	$2,505	$-	$5,234	$-	$75	$-
Net Investment Income	2,505	-	5,234	-	75	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(673)	(663)	(404)	(177)	25	(2,906)
Capital gain distributions	169	7,737	-	818	170	48,430
Realized Gain (Loss) on Investments	(504)	7,074	(404)	641	195	45,524
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(13,921)	(26,509)	(34,296)	(4,067)	(332)	(96,921)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,920)	$(19,435)	$(29,466)	$(3,426)	$(62)	$(51,397)

	MFS	MFS	Neuberger Berman	PIMCO
	Utilities	Value	Sustainable	Global Managed	PIMCO Income -	Royce
	Series -	Series -	Equity	Asset Allocation -	Administrative	Micro-Cap
	Service Class	Service Class	Class I	Advisor Class	Class	Service Class
INVESTMENT INCOME
Dividends	$2,887	$860	$43	$2,001	$88	$-
Net Investment Income	2,887	860	43	2,001	88	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(466)	(116)	(320)	(480)	(355)	(442)
Capital gain distributions	5,076	4,529	908	18,617	-	10,227
Realized Gain (Loss) on Investments	4,610	4,413	588	18,137	(355)	9,785
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(6,238)	(8,140)	(2,831)	(42,529)	(38)	(18,575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,259	$(2,867)	$(2,200)	$(22,391)	$(305)	$(8,790)

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Resources
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$22	$-	$7,372	$7,941
Net Investment Income	22	-	7,372	7,941
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(250)	(8,062)	(452)	6,182
Capital gain distributions	81	46,585	23,717	-
Realized Gain (Loss) on Investments	(169)	38,523	23,265	6,182
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(838)	(555,235)	(46,716)	28,311
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(985)	$(516,712)	$(16,079)	$42,434

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(8)	(2)	(2,514)	(480)	(55)	19
Change in net unrealized appreciation (depreciation) on investments	(41)	-	(56,070)	(4,745)	(1,709)	4,858
Net Increase (Decrease) in Net Assets Resulting from Operations	(49)	(2)	(58,584)	(5,225)	(1,764)	4,877
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	113	380	5,982	3,989	5,380	5,781
Transfers between variable and fixed accounts, net	-	(375)	(339)	82,181	(137)	5,388
Policy maintenance charges	(72)	(3)	(9,221)	(6,633)	(4,603)	(3,906)
Policy benefits and terminations	-	-	399	-	332	-
Policy loans and loan repayments	-	-	1,044	1,829	4,730	167
Other	-	-	(1)	335	1	274
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	41	2	(2,136)	81,701	5,703	7,704
NET INCREASE (DECREASE) IN NET ASSETS	(8)	-	(60,720)	76,476	3,939	12,581
NET ASSETS
Beginning of Year	380	380	316,639	240,163	113,981	101,400
End of Year	$372	$380	$255,919	$316,639	$117,920	$113,981

	High Yield Bond		Inflation Managed		Managed Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(552)	2,190	3,903	3,771	(6,598)	(619)
Change in net unrealized appreciation (depreciation) on investments	(53,659)	25,316	(78,213)	31,791	(216,895)	(16,404)
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,211)	27,506	(74,310)	35,562	(223,493)	(17,023)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,642	29,660	34,903	34,124	56,132	63,547
Transfers between variable and fixed accounts, net	(1,440)	(15,775)	(8,622)	38,189	18,799	112,924
Policy maintenance charges	(19,311)	(17,955)	(38,859)	(34,999)	(70,170)	(62,790)
Policy benefits and terminations	(247)	(10,267)	(20,175)	(55,005)	(980)	(25,729)
Policy loans and loan repayments	(4,442)	(12,684)	7,003	1,323	(610)	(12,190)
Other	(8)	581	(2)	375	(7)	1,455
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,806)	(26,440)	(25,752)	(15,993)	3,164	77,217
NET INCREASE (DECREASE) IN NET ASSETS	(65,017)	1,066	(100,062)	19,569	(220,329)	60,194
NET ASSETS
Beginning of Year	522,748	521,682	641,375	621,806	1,581,008	1,520,814
End of Year	$457,731	$522,748	$541,313	$641,375	$1,360,679	$1,581,008

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Short Duration Bond		Emerging Markets Debt		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(966)	4,071	(264)	254	(537)	1,129
Change in net unrealized appreciation (depreciation) on investments	(9,083)	(5,026)	(7,625)	(5,599)	(62,079)	119,719
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,049)	(955)	(7,889)	(5,345)	(62,616)	120,848
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,875	18,285	3,464	3,243	27,441	28,944
Transfers between variable and fixed accounts, net	15,696	23,404	-	-	17,828	3,053
Policy maintenance charges	(17,364)	(12,995)	(2,749)	(2,552)	(21,408)	(18,157)
Policy benefits and terminations	(20)	(5,415)	288	-	(9,402)	(3,009)
Policy loans and loan repayments	503	2,715	-	337	(246)	7,788
Other	-	287	-	217	(3)	518
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	16,690	26,281	1,003	1,245	14,210	19,137
NET INCREASE (DECREASE) IN NET ASSETS	6,641	25,326	(6,886)	(4,100)	(48,406)	139,985
NET ASSETS
Beginning of Year	213,068	187,742	84,837	88,937	596,361	456,376
End of Year	$219,709	$213,068	$77,951	$84,837	$547,955	$596,361

	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(3,942)	22,136	32,783	7,700	9,435	29,107
Change in net unrealized appreciation (depreciation) on investments	(1,144,506)	1,367,419	(195,997)	75,854	(274,819)	135,990
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,148,448)	1,389,555	(163,214)	83,554	(265,384)	165,097
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	97,771	151,572	7,579	8,736	19,121	21,458
Transfers between variable and fixed accounts, net	(53,453)	149,188	2,435	(5,208)	8,212	(40,775)
Policy maintenance charges	(136,452)	(129,597)	(13,528)	(13,655)	(35,270)	(35,336)
Policy benefits and terminations	(21,874)	(87,662)	(35,051)	-	(122)	(8,582)
Policy loans and loan repayments	9,508	(49,132)	1,219	931	(2,399)	(4,408)
Other	75	3,755	1	435	(2)	118
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(104,425)	38,124	(37,345)	(8,761)	(10,460)	(67,525)
NET INCREASE (DECREASE) IN NET ASSETS	(1,252,873)	1,427,679	(200,559)	74,793	(275,844)	97,572
NET ASSETS
Beginning of Year	6,291,787	4,864,108	501,297	426,504	854,432	756,860
End of Year	$5,038,914	$6,291,787	$300,738	$501,297	$578,588	$854,432

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Large-Cap Core		Large-Cap Growth		Large-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	38,334	36,704	1,977	90,694	50,054	14,547
Change in net unrealized appreciation (depreciation) on investments	(346,030)	299,151	(527,656)	152,078	(149,989)	306,887
Net Increase (Decrease) in Net Assets Resulting from Operations	(307,696)	335,855	(525,679)	242,772	(99,935)	321,434
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	32,754	39,059	43,149	42,871	32,438	44,813
Transfers between variable and fixed accounts, net	(1,905)	(15,364)	72,476	(81,479)	(53,483)	3,146
Policy maintenance charges	(58,623)	(53,479)	(51,385)	(57,133)	(57,762)	(50,268)
Policy benefits and terminations	(25,038)	(10,859)	(13,023)	(26,610)	(21,606)	(17,457)
Policy loans and loan repayments	438	(10,764)	(1,922)	5,179	342	(20,004)
Other	(9)	140	(162)	456	(6)	380
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(52,383)	(51,267)	49,133	(116,716)	(100,077)	(39,390)
NET INCREASE (DECREASE) IN NET ASSETS	(360,079)	284,588	(476,546)	126,056	(200,012)	282,044
NET ASSETS
Beginning of Year	1,518,262	1,233,674	1,369,716	1,243,660	1,530,730	1,248,686
End of Year	$1,158,183	$1,518,262	$893,170	$1,369,716	$1,330,718	$1,530,730

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	31,166	109,441	3,383	29,621	(223)	2,856
Change in net unrealized appreciation (depreciation) on investments	(256,808)	91,745	(326,533)	125,710	(2,766)	4,406
Net Increase (Decrease) in Net Assets Resulting from Operations	(225,642)	201,186	(323,150)	155,331	(2,989)	7,262
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	31,605	38,599	25,994	25,851	4,710	3,708
Transfers between variable and fixed accounts, net	(18,020)	(87,975)	33,432	2,776	(203)	5,325
Policy maintenance charges	(58,782)	(55,096)	(37,711)	(39,162)	(2,851)	(2,639)
Policy benefits and terminations	(23,933)	(20,097)	(26,223)	(6,561)	54	(212)
Policy loans and loan repayments	(1,258)	(20,987)	4,999	(29,373)	-	(4,581)
Other	(12)	149	(56)	437	3	55
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(70,400)	(145,407)	435	(46,032)	1,713	1,656
NET INCREASE (DECREASE) IN NET ASSETS	(296,042)	55,779	(322,715)	109,299	(1,276)	8,918
NET ASSETS
Beginning of Year	1,338,923	1,283,144	1,054,905	945,606	38,620	29,702
End of Year	$1,042,881	$1,338,923	$732,190	$1,054,905	$37,344	$38,620

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	336	5,279	4,728	27,600	17,161	95,900
Change in net unrealized appreciation (depreciation) on investments	(27,425)	40,111	(48,580)	(22,932)	(251,109)	59,802
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,089)	45,390	(43,852)	4,668	(233,948)	155,702
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,150	7,335	-	-	31,398	31,429
Transfers between variable and fixed accounts, net	187	(9,282)	1,730	(11,796)	(8,691)	(51,889)
Policy maintenance charges	(8,888)	(8,574)	(5,089)	(6,186)	(46,513)	(47,888)
Policy benefits and terminations	163	(124)	(2,830)	(231)	(17,360)	(53,034)
Policy loans and loan repayments	(241)	(11,480)	-	(15,437)	(675)	(16,071)
Other	2	96	2	1	1	401
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,627)	(22,029)	(6,187)	(33,649)	(41,840)	(137,052)
NET INCREASE (DECREASE) IN NET ASSETS	(28,716)	23,361	(50,039)	(28,981)	(275,788)	18,650
NET ASSETS
Beginning of Year	208,882	185,521	148,840	177,821	1,127,101	1,108,451
End of Year	$180,166	$208,882	$98,801	$148,840	$851,313	$1,127,101

	Small-Cap Value		Value		Value Advantage
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(2,047)	33,110	10,009	7,290	(1,057)	297
Change in net unrealized appreciation (depreciation) on investments	(125,828)	172,587	(12,214)	61,931	(13,600)	74,220
Net Increase (Decrease) in Net Assets Resulting from Operations	(127,875)	205,697	(2,205)	69,221	(14,657)	74,517
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,583	23,397	13,831	15,091	2,138	925
Transfers between variable and fixed accounts, net	10,297	(7,612)	(16,209)	2,323	8,083	1,865
Policy maintenance charges	(32,984)	(30,975)	(17,983)	(16,103)	(2,616)	(2,612)
Policy benefits and terminations	(3,778)	(19,631)	(99)	(17,271)	85	-
Policy loans and loan repayments	(2,565)	(15,400)	572	1,565	-	-
Other	(18)	906	1	164	(2)	16
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,465)	(49,315)	(19,887)	(14,231)	7,688	194
NET INCREASE (DECREASE) IN NET ASSETS	(134,340)	156,382	(22,092)	54,990	(6,969)	74,711
NET ASSETS
Beginning of Year	757,694	601,312	381,619	326,629	334,879	260,168
End of Year	$623,354	$757,694	$359,527	$381,619	$327,910	$334,879

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Emerging Markets		International Large-Cap		International Small-Cap
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(10,700)	11,647	(8,475)	96,978	(831)	5,585
Change in net unrealized appreciation (depreciation) on investments	(232,103)	(96,837)	(202,787)	88,148	(20,601)	8,527
Net Increase (Decrease) in Net Assets Resulting from Operations	(242,803)	(85,190)	(211,262)	185,126	(21,432)	14,112
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	34,522	42,563	41,140	41,257	3,916	4,644
Transfers between variable and fixed accounts, net	43,833	48,213	27,206	(68,329)	2,662	(2,466)
Policy maintenance charges	(29,577)	(32,301)	(56,958)	(51,811)	(4,704)	(4,792)
Policy benefits and terminations	(7,358)	(2,966)	(14,326)	(20,945)	369	-
Policy loans and loan repayments	2,983	(26,836)	2,742	(46,554)	28	307
Other	(46)	1,988	6	1,472	-	321
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	44,357	30,661	(190)	(144,910)	2,271	(1,986)
NET INCREASE (DECREASE) IN NET ASSETS	(198,446)	(54,529)	(211,452)	40,216	(19,161)	12,126
NET ASSETS
Beginning of Year	947,133	1,001,662	1,364,858	1,324,642	124,849	112,723
End of Year	$748,687	$947,133	$1,153,406	$1,364,858	$105,688	$124,849

	International Value		Health Sciences		Real Estate
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	7,849	10,999	34,509	51,100	4,702	19,404
Change in net unrealized appreciation (depreciation) on investments	(15,459)	109,663	(129,240)	129,899	(287,715)	306,773
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,610)	120,662	(94,731)	180,999	(283,013)	326,177
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	31,480	33,310	53,549	60,213	33,668	44,702
Transfers between variable and fixed accounts, net	(41,331)	(11,382)	987	(6,502)	4,248	20,924
Policy maintenance charges	(34,847)	(30,048)	(76,981)	(70,191)	(39,200)	(37,863)
Policy benefits and terminations	(6,508)	(6,938)	(19,126)	(8,397)	(4,392)	(34,164)
Policy loans and loan repayments	2,325	6,530	1,777	(35,605)	(5,900)	(4,980)
Other	(36)	406	101	1,376	8	760
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(48,917)	(8,122)	(39,693)	(59,106)	(11,568)	(10,621)
NET INCREASE (DECREASE) IN NET ASSETS	(56,527)	112,540	(134,424)	121,893	(294,581)	315,556
NET ASSETS
Beginning of Year	716,013	603,473	1,612,991	1,491,098	1,121,100	805,544
End of Year	$659,486	$716,013	$1,478,567	$1,612,991	$826,519	$1,121,100

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Technology		PSF Avantis		Pacific Dynamix -
	Class I		Balanced Allocation Class D (1)		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(2,960)	16,552	1	1	(111)	2
Change in net unrealized appreciation (depreciation) on investments	(216,675)	63,721	(3)	-	(1,242)	425
Net Increase (Decrease) in Net Assets Resulting from Operations	(219,635)	80,273	(2)	1	(1,353)	427
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,505	16,815	-	-	2,193	1,433
Transfers between variable and fixed accounts, net	4,809	8,399	-	-	(48)	1,760
Policy maintenance charges	(25,992)	(26,900)	(3)	(3)	(830)	(668)
Policy benefits and terminations	(957)	(10,331)	-	-	15	-
Policy loans and loan repayments	3,961	(18,320)	-	-	-	-
Other	(65)	639	(5)	-	-	11
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,739)	(29,698)	(8)	(3)	1,330	2,536
NET INCREASE (DECREASE) IN NET ASSETS	(223,374)	50,575	(10)	(2)	(23)	2,963
NET ASSETS
Beginning of Year or Period	615,692	565,117	10	12	9,274	6,311
End of Year or Period	$392,318	$615,692	$-	$10	$9,251	$9,274

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth Class I		Growth Class I		Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,083	135,856	30,421	23,504	-	-
Change in net unrealized appreciation (depreciation) on investments	(78,426)	(59,860)	(189,109)	110,496	(867)	131
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,343)	75,996	(158,688)	134,000	(867)	131
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,825	1,985	4,790	35,069	486	486
Transfers between variable and fixed accounts, net	(21)	(369,628)	(120,638)	1,389	-	-
Policy maintenance charges	(19,709)	(31,374)	(25,115)	(20,722)	(160)	(43)
Policy benefits and terminations	3	-	2,407	(3,174)	11	-
Policy loans and loan repayments	-	(4,858)	14,840	(96,124)	-	-
Other	-	8	1	2,659	(1)	11
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(17,902)	(403,867)	(123,715)	(80,903)	336	454
NET INCREASE (DECREASE) IN NET ASSETS	(90,245)	(327,871)	(282,403)	53,097	(531)	585
NET ASSETS
Beginning of Year	465,990	793,861	1,035,282	982,185	6,272	5,687
End of Year	$375,745	$465,990	$752,879	$1,035,282	$5,741	$6,272

(1) All units were fully redeemed or transferred prior to December 31, 2022 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class I		Moderate Class I		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(608)	197	(2,974)	365	21,751	17,523
Change in net unrealized appreciation (depreciation) on investments	(10,363)	4,084	(324,613)	173,724	(660,309)	429,470
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,971)	4,281	(327,587)	174,089	(638,558)	446,993
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,151	8,302	92,289	116,330	66,953	98,399
Transfers between variable and fixed accounts, net	48	11	(352)	5,316	868	(4,786)
Policy maintenance charges	(8,854)	(7,955)	(89,812)	(116,173)	(101,973)	(103,860)
Policy benefits and terminations	(1,305)	-	(35,129)	-	(40,433)	(47,416)
Policy loans and loan repayments	-	-	12,874	650	34,147	17,525
Other	15	20	37	2,863	14	8,176
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,945)	378	(20,093)	8,986	(40,424)	(31,962)
NET INCREASE (DECREASE) IN NET ASSETS	(13,916)	4,659	(347,680)	183,075	(678,982)	415,031
NET ASSETS
Beginning of Year	70,167	65,508	2,077,411	1,894,336	3,827,734	3,412,703
End of Year	$56,251	$70,167	$1,729,731	$2,077,411	$3,148,752	$3,827,734

	Portfolio Optimization		Invesco V.I. EQV International		Invesco V.I.
	Aggressive-Growth Class I		Equity Series II		Global Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$5,059	$4,408	$-	$-
Realized gain (loss) on investments	(12,700)	4,894	38,631	29,569	17,466	18,270
Change in net unrealized appreciation (depreciation) on investments	(292,774)	227,466	(121,013)	(11,613)	(63,125)	5,665
Net Increase (Decrease) in Net Assets Resulting from Operations	(305,474)	232,360	(77,323)	22,364	(45,659)	23,935
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	124,431	116,376	5,366	4,826	2,765	2,876
Transfers between variable and fixed accounts, net	-	-	38	(3,236)	(8)	(3,748)
Policy maintenance charges	(58,015)	(52,967)	(4,532)	(4,958)	(4,408)	(6,179)
Policy benefits and terminations	1,998	(33,806)	47	-	249	(28,006)
Policy loans and loan repayments	(11,120)	(1,612)	-	(2,090)	-	-
Other	(100)	1,956	-	5	3	(836)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	57,194	29,947	919	(5,453)	(1,399)	(35,893)
NET INCREASE (DECREASE) IN NET ASSETS	(248,280)	262,307	(76,404)	16,911	(47,058)	(11,958)
NET ASSETS
Beginning of Year	1,738,272	1,475,965	418,367	401,456	143,729	155,687
End of Year	$1,489,992	$1,738,272	$341,963	$418,367	$96,671	$143,729

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Invesco V.I. Main Street		American Century		American Funds IS Asset
	Small Cap Fund Series I (1)		VP Mid Cap Value Class II		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19	$1	$2,366	$995	$839	$2,301
Realized gain (loss) on investments	382	10	13,512	722	23,631	5,534
Change in net unrealized appreciation (depreciation) on investments	(572)	(4)	(17,218)	15,573	(37,830)	13,754
Net Increase (Decrease) in Net Assets Resulting from Operations	(171)	7	(1,340)	17,290	(13,360)	21,589
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	618	155	17,006	18,509	1,236	23,433
Transfers between variable and fixed accounts, net	3,534	113	14,517	(2,473)	(118,817)	(1,298)
Policy maintenance charges	(288)	(68)	(5,022)	(4,623)	(2,703)	(2,485)
Policy benefits and terminations	-	-	147	-	178	-
Policy loans and loan repayments	-	-	-	(2,149)	1,264	(1,486)
Other	3	-	(3)	55	1	326
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,867	200	26,645	9,319	(118,841)	18,490
NET INCREASE (DECREASE) IN NET ASSETS	3,696	207	25,305	26,609	(132,201)	40,079
NET ASSETS
Beginning of Year or Period	207	-	105,738	79,129	180,151	140,072
End of Year or Period	$3,903	$207	$131,043	$105,738	$47,950	$180,151

	American Funds IS		American Funds IS		BlackRock 60/40 Target
	Growth Class 4		Growth-Income Class 4		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$990	$666	$4,013	$3,924	$6	$7
Realized gain (loss) on investments	122,668	150,045	35,588	4,929	(5)	32
Change in net unrealized appreciation (depreciation) on investments	(488,995)	68,678	(113,867)	77,323	(56)	(33)
Net Increase (Decrease) in Net Assets Resulting from Operations	(365,337)	219,389	(74,266)	86,176	(55)	6
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	27,386	28,597	16,342	16,075	-	380
Transfers between variable and fixed accounts, net	15,602	(1,850)	(3,388)	(1,807)	-	(385)
Policy maintenance charges	(41,263)	(41,296)	(20,975)	(18,898)	(24)	(3)
Policy benefits and terminations	(20,983)	(10,361)	(2,449)	(4,592)	-	-
Policy loans and loan repayments	(5,261)	4,591	(10,455)	1,304	-	-
Other	(93)	1,033	3	203	-	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,612)	(19,286)	(20,922)	(7,715)	(24)	(8)
NET INCREASE (DECREASE) IN NET ASSETS	(389,949)	200,103	(95,188)	78,461	(79)	(2)
NET ASSETS
Beginning of Year	1,223,223	1,023,120	444,965	366,504	379	381
End of Year	$833,274	$1,223,223	$349,777	$444,965	$300	$379

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	BlackRock Basic Value		BlackRock Global Allocation		BNY Mellon VIF
	V.I. Class III		V.I. Class III		Appreciation Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$292	$268	$-	$3,544	$7	$3
Realized gain (loss) on investments	2,206	3,555	(1,572)	133,147	389	161
Change in net unrealized appreciation (depreciation) on investments	(3,798)	547	(69,705)	(98,747)	(712)	217
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,300)	4,370	(71,277)	37,944	(316)	381
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,211	4,952	44,739	26,974	759	-
Transfers between variable and fixed accounts, net	(1,194)	(162)	(4,900)	1,343	-	502
Policy maintenance charges	(3,206)	(2,905)	(16,111)	(16,668)	(106)	(142)
Policy benefits and terminations	(320)	-	(12,365)	(358,717)	3	-
Policy loans and loan repayments	-	(1,185)	98	(28,204)	-	-
Other	10	14	3	796	-	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	501	714	11,464	(374,476)	656	361
NET INCREASE (DECREASE) IN NET ASSETS	(799)	5,084	(59,813)	(336,532)	340	742
NET ASSETS
Beginning of Year	24,778	19,694	438,135	774,667	1,759	1,017
End of Year	$23,979	$24,778	$378,322	$438,135	$2,099	$1,759

	Fidelity VIP Contrafund		Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,462	$396	$71	$32	$942	$567
Realized gain (loss) on investments	51,143	191,020	339	157	8,081	11,790
Change in net unrealized appreciation (depreciation) on investments	(489,592)	167,899	(1,029)	75	(19,201)	(5,585)
Net Increase (Decrease) in Net Assets Resulting from Operations	(434,987)	359,315	(619)	264	(10,178)	6,772
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	21,744	22,708	84	540	3,746	7,390
Transfers between variable and fixed accounts, net	686	15,857	-	(461)	-	(770)
Policy maintenance charges	(47,094)	(44,705)	(139)	(105)	(19,082)	(20,236)
Policy benefits and terminations	(16,302)	(10,539)	4	-	223	(6,033)
Policy loans and loan repayments	2,425	1,878	-	-	-	-
Other	(61)	1,428	-	4	(1)	292
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(38,602)	(13,373)	(51)	(22)	(15,114)	(19,357)
NET INCREASE (DECREASE) IN NET ASSETS	(473,589)	345,942	(670)	242	(25,292)	(12,585)
NET ASSETS
Beginning of Year	1,653,429	1,307,487	4,217	3,975	67,727	80,312
End of Year	$1,179,840	$1,653,429	$3,547	$4,217	$42,435	$67,727

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$148	$60	$57	$123	$22	$-
Realized gain (loss) on investments	430	260	89	3,647	86	33
Change in net unrealized appreciation (depreciation) on investments	(2,115)	384	(616)	(2,507)	(420)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,537)	704	(470)	1,263	(312)	31
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,659	1,811	2,581	3,151	759	1,215
Transfers between variable and fixed accounts, net	21	(66)	-	(14,206)	-	918
Policy maintenance charges	(687)	(647)	(274)	(1,738)	(108)	(10)
Policy benefits and terminations	17	-	38	-	3	(1,612)
Policy loans and loan repayments	-	-	-	-	-	-
Other	2	14	1	30	(1)	3
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,012	1,112	2,346	(12,763)	653	514
NET INCREASE (DECREASE) IN NET ASSETS	(525)	1,816	1,876	(11,500)	341	545
NET ASSETS
Beginning of Year	9,148	7,332	2,622	14,122	1,770	1,225
End of Year	$8,623	$9,148	$4,498	$2,622	$2,111	$1,770

	Fidelity VIP Freedom 2045		Fidelity VIP Government		Fidelity VIP
	Portfolio Service Class 2		Money Market Service Class		Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$376	$183	$7,349	$50	$623	$-
Realized gain (loss) on investments	1,698	4,366	-	-	10,389	28,861
Change in net unrealized appreciation (depreciation) on investments	(7,493)	507	-	-	(59,837)	(564)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,419)	5,056	7,349	50	(48,825)	28,297
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	282	3,625	117,296	97,767	13,974	10,338
Transfers between variable and fixed accounts, net	-	(11,892)	(12,126)	83,250	46,587	15,377
Policy maintenance charges	(1,848)	(1,133)	(118,537)	(102,815)	(7,381)	(6,777)
Policy benefits and terminations	9	-	1,939	(23,545)	180	-
Policy loans and loan repayments	4,538	(6,354)	235	(2,227)	248	(7,887)
Other	-	55	-	1,122	(1)	64
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,981	(15,699)	(11,193)	53,552	53,607	11,115
NET INCREASE (DECREASE) IN NET ASSETS	(2,438)	(10,643)	(3,844)	53,602	4,782	39,412
NET ASSETS
Beginning of Year	28,794	39,437	542,121	488,519	156,452	117,040
End of Year	$26,356	$28,794	$538,277	$542,121	$161,234	$156,452

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Fidelity VIP		Fidelity VIP Value		Templeton
	Mid Cap Service Class 2		Strategies Service Class 2		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,929	$2,915	$343	$114	$6,649	$4,504
Realized gain (loss) on investments	31,175	135,675	1,418	4,669	(357)	(101)
Change in net unrealized appreciation (depreciation) on investments	(160,223)	11,724	(3,724)	(2,272)	(24,342)	4,729
Net Increase (Decrease) in Net Assets Resulting from Operations	(127,119)	150,314	(1,963)	2,511	(18,050)	9,132
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,561	23,963	3,228	1,765	1,406	1,406
Transfers between variable and fixed accounts, net	(872)	170,163	28,078	(111)	(20)	10,746
Policy maintenance charges	(31,064)	(25,848)	(1,442)	(1,246)	(2,269)	(2,663)
Policy benefits and terminations	(18,239)	(20,054)	67	(781)	9	-
Policy loans and loan repayments	(1,327)	(15,993)	-	(4,442)	-	-
Other	(19)	1,372	1	20	-	8
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(31,960)	133,603	29,932	(4,795)	(874)	9,497
NET INCREASE (DECREASE) IN NET ASSETS	(159,079)	283,917	27,969	(2,284)	(18,924)	18,629
NET ASSETS
Beginning of Year	844,327	560,410	10,108	12,392	236,811	218,182
End of Year	$685,248	$844,327	$38,077	$10,108	$217,887	$236,811

	Templeton		Janus Henderson		Janus Henderson
	Global Bond VIP Class 2		Enterprise Service Shares		Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$115	$409	$2,729	$1,772
Realized gain (loss) on investments	(177)	(26,797)	23,416	16,417	(497)	73
Change in net unrealized appreciation (depreciation) on investments	(1,153)	23,201	(51,202)	9,143	(17,700)	18,814
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,330)	(3,596)	(27,671)	25,969	(15,468)	20,659
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,466	4,684	831	2,874	4,462	4,502
Transfers between variable and fixed accounts, net	(71)	(114,712)	(8,202)	(10,270)	6,529	4,793
Policy maintenance charges	(2,221)	(3,031)	(7,152)	(6,295)	(7,650)	(6,948)
Policy benefits and terminations	48	(11,418)	92	-	535	-
Policy loans and loan repayments	-	(4,102)	-	(2,440)	-	-
Other	1	(39)	(16)	105	(2)	483
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,223	(128,618)	(14,447)	(16,026)	3,874	2,830
NET INCREASE (DECREASE) IN NET ASSETS	893	(132,214)	(42,118)	9,943	(11,594)	23,489
NET ASSETS
Beginning of Year	24,506	156,720	173,785	163,842	177,366	153,877
End of Year	$25,399	$24,506	$131,667	$173,785	$165,772	$177,366

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Lazard Retirement Global		ClearBridge Variable		ClearBridge Variable
	Dynamic Multi-Asset Service Shares		Aggressive Growth - Class II		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$3	$-	$472	$20	$6
Realized gain (loss) on investments	2	-	21,139	80,354	1,046	2,609
Change in net unrealized appreciation (depreciation) on investments	(25)	8	(94,493)	(54,377)	(7,293)	2,584
Net Increase (Decrease) in Net Assets Resulting from Operations	(23)	11	(73,354)	26,449	(6,227)	5,199
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	56	56	10,589	11,064	4,109	3,724
Transfers between variable and fixed accounts, net	-	-	40	(10,214)	(104)	(1,348)
Policy maintenance charges	(32)	(30)	(14,461)	(14,589)	(1,642)	(1,637)
Policy benefits and terminations	-	-	804	-	42	-
Policy loans and loan repayments	-	-	-	(4,371)	-	-
Other	-	1	1	721	(14)	42
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	24	27	(3,027)	(17,389)	2,391	781
NET INCREASE (DECREASE) IN NET ASSETS	1	38	(76,381)	9,060	(3,836)	5,980
NET ASSETS
Beginning of Year	120	82	279,222	270,162	23,717	17,737
End of Year	$121	$120	$202,841	$279,222	$19,881	$23,717

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$487	$531	$-	$-	$102	$79
Realized gain (loss) on investments	(373)	2,993	(13,952)	91,847	1,185	357
Change in net unrealized appreciation (depreciation) on investments	(2,222)	(1,582)	(122,549)	(107,900)	(2,475)	1,803
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,108)	1,942	(136,501)	(16,053)	(1,188)	2,239
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	702	696	-	1,468	595	692
Transfers between variable and fixed accounts, net	(4,105)	1,580	-	35,336	(48)	(182)
Policy maintenance charges	(1,647)	(3,276)	(12,800)	(14,748)	(449)	(433)
Policy benefits and terminations	27	(35,423)	-	-	51	-
Policy loans and loan repayments	-	-	-	(9,079)	-	(1,982)
Other	(1)	(275)	(1)	80	(2)	48
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,024)	(36,698)	(12,801)	13,057	147	(1,857)
NET INCREASE (DECREASE) IN NET ASSETS	(7,132)	(34,756)	(149,302)	(2,996)	(1,041)	382
NET ASSETS
Beginning of Year	17,538	52,294	382,527	385,523	10,166	9,784
End of Year	$10,406	$17,538	$233,225	$382,527	$9,125	$10,166

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Lord Abbett
	Total Return Class VC		M Capital Appreciation		M International Equity (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,505	$1,484	$-	$-	$5,234	$4,964
Realized gain (loss) on investments	(504)	314	7,074	17,648	(404)	(30)
Change in net unrealized appreciation (depreciation) on investments	(13,921)	(3,261)	(26,509)	(1,439)	(34,296)	(4,629)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,920)	(1,463)	(19,435)	16,209	(29,466)	305

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	10,312	12,404	3,614	3,377	-	7,774
Transfers between variable and fixed accounts, net	5,117	(91,188)	1,181	(4,206)	10,361	202,644
Policy maintenance charges	(4,123)	(4,046)	(2,064)	(2,058)	(2,709)	(1,826)
Policy benefits and terminations	95	-	215	-	377	-
Policy loans and loan repayments	(6,750)	(9,630)	-	(2,139)	-	-
Other	-	63	(15)	170	-	376
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,651	(92,397)	2,931	(4,856)	8,029	208,968
NET INCREASE (DECREASE) IN NET ASSETS	(7,269)	(93,860)	(16,504)	11,353	(21,437)	209,273
NET ASSETS
Beginning of Year or Period	78,282	172,142	106,117	94,764	209,273	-
End of Year or Period	$71,013	$78,282	$89,613	$106,117	$187,836	$209,273

					MFS New Discovery Series -
	M Large Cap Growth		M Large Cap Value		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$75	$59	$-	$-
Realized gain (loss) on investments	641	8,498	195	284	45,524	28,923
Change in net unrealized appreciation (depreciation) on investments	(4,067)	(5,027)	(332)	651	(96,921)	(28,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,426)	3,471	(62)	994	(51,397)	401
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	220	480	-	-	5,263	4,589
Transfers between variable and fixed accounts, net	41	(22,941)	-	-	8,955	19,049
Policy maintenance charges	(619)	(648)	(198)	(162)	(4,776)	(5,182)
Policy benefits and terminations	5	-	5	-	257	-
Policy loans and loan repayments	-	(4,098)	-	(1,930)	-	39
Other	-	6	(1)	7	1	206
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(353)	(27,201)	(194)	(2,085)	9,700	18,701
NET INCREASE (DECREASE) IN NET ASSETS	(3,779)	(23,730)	(256)	(1,091)	(41,697)	19,102
NET ASSETS
Beginning of Year	13,560	37,290	3,915	5,006	166,018	146,916
End of Year	$9,781	$13,560	$3,659	$3,915	$124,321	$166,018

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class		Sustainable Equity Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,887	$1,597	$860	$327	$43	$24
Realized gain (loss) on investments	4,610	13,186	4,413	1,104	588	253
Change in net unrealized appreciation (depreciation) on investments	(6,238)	(966)	(8,140)	4,045	(2,831)	949
Net Increase (Decrease) in Net Assets Resulting from Operations	1,259	13,817	(2,867)	5,476	(2,200)	1,226
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,373	7,158	7,844	4,685	6,724	6,894
Transfers between variable and fixed accounts, net	8,570	(14,883)	42,252	2,581	-	-
Policy maintenance charges	(7,323)	(6,078)	(866)	(854)	(2,178)	(1,862)
Policy benefits and terminations	535	(10,789)	122	-	6	-
Policy loans and loan repayments	-	(5,889)	-	(225)	-	-
Other	(1)	461	(1)	1	1	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	10,154	(30,020)	49,351	6,188	4,553	5,031
NET INCREASE (DECREASE) IN NET ASSETS	11,413	(16,203)	46,484	11,664	2,353	6,257
NET ASSETS
Beginning of Year	111,814	128,017	32,565	20,901	6,428	171
End of Year	$123,227	$111,814	$79,049	$32,565	$8,781	$6,428

	PIMCO Global Managed		PIMCO Income -		Royce
	Asset Allocation - Advisor Class		Administrative Class		Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,001	$2,688	$88	$99	$-	$-
Realized gain (loss) on investments	18,137	12,526	(355)	-	9,785	1,742
Change in net unrealized appreciation (depreciation) on investments	(42,529)	(1,465)	(38)	(34)	(18,575)	4,967
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,391)	13,749	(305)	65	(8,790)	6,709
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,127	1,108	-	-	4,981	3,305
Transfers between variable and fixed accounts, net	-	-	(2,224)	1,100	39	9,516
Policy maintenance charges	(2,176)	(2,167)	(269)	(351)	(1,600)	(1,617)
Policy benefits and terminations	221	-	-	-	43	-
Policy loans and loan repayments	-	(2,618)	-	-	-	(148)
Other	(2)	223	-	-	(1)	27
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(830)	(3,454)	(2,493)	749	3,462	11,083
NET INCREASE (DECREASE) IN NET ASSETS	(23,221)	10,295	(2,798)	814	(5,328)	17,792
NET ASSETS
Beginning of Year	121,656	111,361	3,753	2,939	36,659	18,867
End of Year	$98,435	$121,656	$955	$3,753	$31,331	$36,659

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - II		Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$22	$94	$-	$-	$7,372	$5,834
Realized gain (loss) on investments	(169)	688	38,523	149,218	23,265	31,577
Change in net unrealized appreciation (depreciation) on investments	(838)	(209)	(555,235)	50,216	(46,716)	53,210
Net Increase (Decrease) in Net Assets Resulting from Operations	(985)	573	(516,712)	199,434	(16,079)	90,621
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,018	1,647	36,099	42,786	11,891	9,695
Transfers between variable and fixed accounts, net	-	-	6,378	14,364	24,687	15,728
Policy maintenance charges	(1,209)	(1,099)	(35,399)	(34,111)	(15,917)	(13,878)
Policy benefits and terminations	11	-	1,191	(45,746)	(1,089)	-
Policy loans and loan repayments	-	180	10,816	(9,920)	3,679	(2,704)
Other	-	9	(64)	1,158	(42)	907
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	820	737	19,021	(31,469)	23,209	9,748
NET INCREASE (DECREASE) IN NET ASSETS	(165)	1,310	(497,691)	167,965	7,130	100,369
NET ASSETS
Beginning of Year	5,113	3,803	1,331,360	1,163,395	449,966	349,597
End of Year	$4,948	$5,113	$833,669	$1,331,360	$457,096	$449,966

	VanEck VIP
	Global Resources Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,941	$1,874
Realized gain (loss) on investments	6,182	890
Change in net unrealized appreciation (depreciation) on investments	28,311	69,509
Net Increase (Decrease) in Net Assets Resulting from Operations	42,434	72,273
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,460	22,813
Transfers between variable and fixed accounts, net	(11,842)	(5,969)
Policy maintenance charges	(22,506)	(24,973)
Policy benefits and terminations	(1,716)	(10,730)
Policy loans and loan repayments	(6,215)	(5,263)
Other	(136)	967
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,955)	(23,155)
NET INCREASE (DECREASE) IN NET ASSETS	19,479	49,118
NET ASSETS
Beginning of Year	444,476	395,358
End of Year	$463,955	$444,476

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2022	$11.17	33	$372	0.00%	0.00%	(12.40)%
2021	12.75	30	380	0.00%	0.00%	(0.39)%
2020	12.80	30	380	0.00%	0.00%	9.58%
12/27/2019 - 12/31/2019	11.68	32	379	0.00%	0.00%	(0.23)%
Diversified Bond Class I
2022	$16.47	15,536	$255,919	0.00%	0.00%	(18.62)%
2021	20.24	15,643	316,639	0.00%	0.00%	(1.93)%
2020	20.64	11,636	240,163	0.00%	0.00%	10.35%
2019	18.70	12,756	238,577	0.00%	0.00%	13.00%
2018	16.55	9,186	152,046	0.00%	0.00%	(1.36)%
Floating Rate Income Class I
2022	$13.57	8,688	$117,920	0.00%	0.00%	(1.54)%
2021	13.79	8,268	113,981	0.00%	0.00%	4.62%
2020	13.18	7,695	101,400	0.00%	0.00%	4.71%
2019	12.58	7,719	97,136	0.00%	0.00%	8.11%
2018	11.64	27	315	0.00%	0.00%	(0.03)%
High Yield Bond Class I
2022	$29.82	15,351	$457,731	0.00%	0.00%	(10.35)%
2021	33.26	15,717	522,748	0.00%	0.00%	5.42%
2020	31.55	16,535	521,682	0.00%	0.00%	5.74%
2019	29.84	14,932	445,513	0.00%	0.00%	13.98%
2018	26.18	16,430	430,074	0.00%	0.00%	(3.27)%
Inflation Managed Class I
2022	$26.46	20,460	$541,313	0.00%	0.00%	(11.87)%
2021	30.02	21,364	641,375	0.00%	0.00%	5.69%
2020	28.40	21,891	621,806	0.00%	0.00%	11.42%
2019	25.49	22,625	576,801	0.00%	0.00%	8.64%
2018	23.47	25,488	598,098	0.00%	0.00%	(2.15)%
Managed Bond Class I
2022	$26.23	51,876	$1,360,679	0.00%	0.00%	(14.02)%
2021	30.51	51,825	1,581,008	0.00%	0.00%	(1.13)%
2020	30.86	49,287	1,520,814	0.00%	0.00%	8.34%
2019	28.48	49,616	1,413,100	0.00%	0.00%	8.49%
2018	26.25	54,872	1,440,493	0.00%	0.00%	(0.60)%
Short Duration Bond Class I
2022	$13.61	16,148	$219,709	0.00%	0.00%	(4.58)%
2021	14.26	14,943	213,068	0.00%	0.00%	(0.45)%
2020	14.32	13,107	187,742	0.00%	0.00%	3.73%
2019	13.81	14,629	201,990	0.00%	0.00%	4.22%
2018	13.25	18,661	247,222	0.00%	0.00%	1.14%
Emerging Markets Debt Class I
2022	$11.30	6,900	$77,951	0.00%	0.00%	(9.27)%
2021	12.45	6,814	84,837	0.00%	0.00%	(6.12)%
2020	13.26	6,706	88,937	0.00%	0.00%	1.75%
2019	13.03	6,651	86,690	0.00%	0.00%	9.52%
2018	11.90	6,844	81,460	0.00%	0.00%	(5.45)%
Dividend Growth Class I
2022	$47.41	11,558	$547,955	0.00%	0.00%	(10.49)%
2021	52.97	11,259	596,361	0.00%	0.00%	25.80%
2020	42.11	10,839	456,376	0.00%	0.00%	13.44%
2019	37.12	10,562	392,046	0.00%	0.00%	30.64%
2018	28.41	11,099	315,348	0.00%	0.00%	(1.28)%
Equity Index Class I
2022	$38.59	130,592	$5,038,914	0.00%	0.00%	(18.31)%
2021	47.23	133,207	6,291,787	0.00%	0.00%	28.37%
2020	36.79	132,196	4,864,108	0.00%	0.00%	18.11%
2019	31.15	130,787	4,074,455	0.00%	0.00%	31.10%
2018	23.76	131,468	3,124,144	0.00%	0.00%	(4.73)%

See Notes to Financial Statements	SA-28	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Focused Growth Class I
2022	$71.05	4,233	$300,738	0.00%	0.00%	(33.80)%
2021	107.32	4,671	501,297	0.00%	0.00%	19.79%
2020	89.59	4,761	426,504	0.00%	0.00%	38.29%
2019	64.78	4,994	323,496	0.00%	0.00%	35.46%
2018	47.82	5,207	249,035	0.00%	0.00%	4.99%
Growth Class I
2022	$27.00	21,428	$578,588	0.00%	0.00%	(31.21)%
2021	39.25	21,767	854,432	0.00%	0.00%	23.42%
2020	31.80	23,798	756,860	0.00%	0.00%	31.56%
2019	24.17	22,809	551,377	0.00%	0.00%	38.13%
2018	17.50	24,066	421,170	0.00%	0.00%	2.40%
Large-Cap Core Class I
2022	$34.43	33,643	$1,158,183	0.00%	0.00%	(20.61)%
2021	43.37	35,010	1,518,262	0.00%	0.00%	27.76%
2020	33.94	36,346	1,233,674	0.00%	0.00%	13.94%
2019	29.79	39,650	1,181,234	0.00%	0.00%	32.13%
2018	22.55	41,664	939,396	0.00%	0.00%	(7.74)%
Large-Cap Growth Class I
2022	$28.46	31,381	$893,170	0.00%	0.00%	(37.90)%
2021	45.83	29,886	1,369,716	0.00%	0.00%	20.27%
2020	38.11	32,636	1,243,660	0.00%	0.00%	38.35%
2019	27.54	35,412	975,425	0.00%	0.00%	32.34%
2018	20.81	39,146	814,735	0.00%	0.00%	1.89%
Large-Cap Value Class I
2022	$40.12	33,168	$1,330,718	0.00%	0.00%	(6.63)%
2021	42.97	35,624	1,530,730	0.00%	0.00%	26.12%
2020	34.07	36,650	1,248,686	0.00%	0.00%	5.87%
2019	32.18	35,051	1,127,987	0.00%	0.00%	28.46%
2018	25.05	38,149	955,681	0.00%	0.00%	(9.35)%
Mid-Cap Equity Class I
2022	$62.39	16,716	$1,042,881	0.00%	0.00%	(17.26)%
2021	75.40	17,758	1,338,923	0.00%	0.00%	16.40%
2020	64.78	19,809	1,283,144	0.00%	0.00%	27.51%
2019	50.80	19,773	1,004,442	0.00%	0.00%	20.84%
2018	42.04	20,879	877,694	0.00%	0.00%	(9.72)%
Mid-Cap Growth Class I
2022	$40.52	18,071	$732,190	0.00%	0.00%	(30.72)%
2021	58.49	18,036	1,054,905	0.00%	0.00%	16.67%
2020	50.13	18,863	945,606	0.00%	0.00%	50.14%
2019	33.39	20,520	685,170	0.00%	0.00%	38.45%
2018	24.12	21,998	530,545	0.00%	0.00%	0.16%
Mid-Cap Value Class I
2022	$49.65	752	$37,344	0.00%	0.00%	(7.26)%
2021	53.54	721	38,620	0.00%	0.00%	27.03%
2020	42.14	705	29,702	0.00%	0.00%	5.52%
2019	39.94	1,420	56,723	0.00%	0.00%	29.94%
2018	30.74	1,632	50,179	0.00%	0.00%	(14.79)%
Small-Cap Equity Class I
2022	$41.72	4,319	$180,166	0.00%	0.00%	(12.92)%
2021	47.91	4,360	208,882	0.00%	0.00%	26.46%
2020	37.88	4,897	185,521	0.00%	0.00%	5.42%
2019	35.94	5,558	199,728	0.00%	0.00%	23.96%
2018	28.99	5,672	164,438	0.00%	0.00%	(12.91)%
Small-Cap Growth Class I
2022	$26.59	3,716	$98,801	0.00%	0.00%	(29.92)%
2021	37.94	3,923	148,840	0.00%	0.00%	1.69%
2020	37.31	4,766	177,821	0.00%	0.00%	55.58%
2019	23.98	6,400	153,481	0.00%	0.00%	31.90%
2018	18.18	6,936	126,115	0.00%	0.00%	5.55%

See Notes to Financial Statements	SA-29	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Index Class I
2022	$43.53	19,557	$851,313	0.00%	0.00%	(20.86)%
2021	55.01	20,490	1,127,101	0.00%	0.00%	14.24%
2020	48.15	23,020	1,108,451	0.00%	0.00%	19.16%
2019	40.41	22,227	898,203	0.00%	0.00%	24.80%
2018	32.38	23,061	746,748	0.00%	0.00%	(11.55)%
Small-Cap Value Class I
2022	$65.07	9,580	$623,354	0.00%	0.00%	(16.81)%
2021	78.21	9,687	757,694	0.00%	0.00%	35.61%
2020	57.68	10,425	601,312	0.00%	0.00%	3.44%
2019	55.76	12,768	711,980	0.00%	0.00%	22.58%
2018	45.49	13,655	621,113	0.00%	0.00%	(16.29)%
Value Class I
2022	$31.63	11,368	$359,527	0.00%	0.00%	(0.53)%
2021	31.80	12,002	381,619	0.00%	0.00%	21.64%
2020	26.14	12,496	326,629	0.00%	0.00%	(6.94)%
2019	28.09	12,567	352,971	0.00%	0.00%	24.72%
2018	22.52	13,567	305,536	0.00%	0.00%	(12.37)%
Value Advantage Class I
2022	$23.42	14,001	$327,910	0.00%	0.00%	(4.07)%
2021	24.41	13,717	334,879	0.00%	0.00%	28.52%
2020	18.99	13,697	260,168	0.00%	0.00%	(2.78)%
2019	19.54	13,765	268,930	0.00%	0.00%	26.96%
2018	15.39	13,815	212,591	0.00%	0.00%	(9.06)%
Emerging Markets Class I
2022	$53.26	14,057	$748,687	0.00%	0.00%	(25.27)%
2021	71.27	13,289	947,133	0.00%	0.00%	(8.28)%
2020	77.71	12,890	1,001,662	0.00%	0.00%	17.33%
2019	66.23	13,385	886,563	0.00%	0.00%	25.60%
2018	52.73	13,901	733,021	0.00%	0.00%	(11.99)%
International Large-Cap Class I
2022	$27.36	42,162	$1,153,406	0.00%	0.00%	(15.19)%
2021	32.26	42,311	1,364,858	0.00%	0.00%	14.78%
2020	28.10	47,133	1,324,642	0.00%	0.00%	10.74%
2019	25.38	46,681	1,184,713	0.00%	0.00%	28.03%
2018	19.82	49,440	980,029	0.00%	0.00%	(11.81)%
International Small-Cap Class I
2022	$16.41	6,442	$105,688	0.00%	0.00%	(17.09)%
2021	19.79	6,309	124,849	0.00%	0.00%	13.87%
2020	17.38	6,487	112,723	0.00%	0.00%	8.42%
2019	16.03	7,415	118,844	0.00%	0.00%	20.07%
2018	13.35	7,139	95,300	0.00%	0.00%	(22.16)%
International Value Class I
2022	$14.47	45,572	$659,486	0.00%	0.00%	(1.26)%
2021	14.66	48,852	716,013	0.00%	0.00%	20.36%
2020	12.18	49,557	603,473	0.00%	0.00%	(7.17)%
2019	13.12	47,840	627,550	0.00%	0.00%	16.60%
2018	11.25	46,321	521,121	0.00%	0.00%	(14.96)%
Health Sciences Class I
2022	$103.94	14,225	$1,478,567	0.00%	0.00%	(5.80)%
2021	110.35	14,617	1,612,991	0.00%	0.00%	12.38%
2020	98.19	15,186	1,491,098	0.00%	0.00%	18.79%
2019	82.66	15,549	1,285,294	0.00%	0.00%	25.77%
2018	65.72	15,743	1,034,671	0.00%	0.00%	7.90%
Real Estate Class I
2022	$67.14	12,311	$826,519	0.00%	0.00%	(25.64)%
2021	90.29	12,417	1,121,100	0.00%	0.00%	40.32%
2020	64.34	12,520	805,544	0.00%	0.00%	(3.28)%
2019	66.52	12,682	843,624	0.00%	0.00%	31.28%
2018	50.67	13,209	669,292	0.00%	0.00%	(7.45)%

See Notes to Financial Statements	SA-30	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Technology Class I
2022	$21.67	18,107	$392,318	0.00%	0.00%	(36.06)%
2021	33.89	18,169	615,692	0.00%	0.00%	13.86%
2020	29.76	18,988	565,117	0.00%	0.00%	47.24%
2019	20.21	17,915	362,127	0.00%	0.00%	36.32%
2018	14.83	18,589	275,640	0.00%	0.00%	1.79%
PSF Avantis Balanced Allocation Class D (4)
01/01/2022 - 09/16/2022	$14.22	-	$-	0.00%	0.00%	(15.71)%
2021	16.87	1	10	0.00%	0.00%	12.50%
2020	15.00	1	12	0.00%	0.00%	12.11%
2019	13.38	1	14	0.00%	0.00%	19.75%
2018	11.17	1	16	0.00%	0.00%	(6.19)%
Pacific Dynamix - Conservative Growth Class I
2022	$21.60	428	$9,251	0.00%	0.00%	(14.38)%
2021	25.23	368	9,274	0.00%	0.00%	6.44%
2020	23.70	266	6,311	0.00%	0.00%	12.21%
2019	21.12	233	4,917	0.00%	0.00%	15.47%
2018	18.29	194	3,556	0.00%	0.00%	(3.84)%
Pacific Dynamix - Moderate Growth Class I
2022	$26.51	14,172	$375,745	0.00%	0.00%	(15.69)%
2021	31.45	14,818	465,990	0.00%	0.00%	10.62%
2020	28.43	27,924	793,861	0.00%	0.00%	14.58%
2019	24.81	29,123	722,614	0.00%	0.00%	18.94%
2018	20.86	30,350	633,150	0.00%	0.00%	(5.53)%
Pacific Dynamix - Growth Class I
2022	$32.01	23,522	$752,879	0.00%	0.00%	(16.69)%
2021	38.42	26,948	1,035,282	0.00%	0.00%	14.33%
2020	33.60	29,231	982,185	0.00%	0.00%	15.79%
2019	29.02	26,148	758,794	0.00%	0.00%	22.94%
2018	23.61	25,597	604,216	0.00%	0.00%	(7.28)%
Portfolio Optimization Conservative Class I
2022	$13.68	420	$5,741	0.00%	0.00%	(13.67)%
2021	15.85	396	6,272	0.00%	0.00%	2.20%
2020	15.50	367	5,687	0.00%	0.00%	7.88%
2019	14.37	333	4,788	0.00%	0.00%	12.20%
2018	12.81	1,946	24,926	0.00%	0.00%	(3.38)%
Portfolio Optimization Moderate-Conservative Class I
2022	$15.60	3,606	$56,251	0.00%	0.00%	(14.90)%
2021	18.33	3,827	70,167	0.00%	0.00%	6.28%
2020	17.25	3,797	65,508	0.00%	0.00%	9.97%
2019	15.69	3,471	54,448	0.00%	0.00%	15.28%
2018	13.61	3,735	50,826	0.00%	0.00%	(4.99)%
Portfolio Optimization Moderate Class I
2022	$17.39	99,457	$1,729,731	0.00%	0.00%	(15.72)%
2021	20.63	100,676	2,077,411	0.00%	0.00%	9.18%
2020	18.90	100,232	1,894,336	0.00%	0.00%	11.83%
2019	16.90	100,574	1,699,760	0.00%	0.00%	18.46%
2018	14.27	103,249	1,473,066	0.00%	0.00%	(6.55)%
Portfolio Optimization Growth Class I
2022	$19.22	163,817	$3,148,752	0.00%	0.00%	(16.88)%
2021	23.12	165,533	3,827,734	0.00%	0.00%	13.12%
2020	20.44	166,943	3,412,703	0.00%	0.00%	12.72%
2019	18.13	173,080	3,138,790	0.00%	0.00%	21.65%
2018	14.91	192,800	2,874,065	0.00%	0.00%	(8.19)%
Portfolio Optimization Aggressive-Growth Class I
2022	$20.08	74,200	$1,489,992	0.00%	0.00%	(17.51)%
2021	24.34	71,411	1,738,272	0.00%	0.00%	15.68%
2020	21.04	70,145	1,475,965	0.00%	0.00%	12.46%
2019	18.71	64,807	1,212,604	0.00%	0.00%	23.76%
2018	15.12	65,138	984,815	0.00%	0.00%	(9.39)%

See Notes to Financial Statements	SA-31	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Invesco V.I. EQV International Equity Series II
2022	$15.72	21,751	$341,963	1.45%	0.00%	(18.50)%
2021	19.29	21,686	418,367	1.07%	0.00%	5.61%
2020	18.27	21,976	401,456	2.04%	0.00%	13.74%
2019	16.06	22,920	368,116	1.30%	0.00%	28.24%
2018	12.52	22,657	283,756	1.81%	0.00%	(15.20)%
Invesco V.I. Global Series II
2022	$18.87	5,123	$96,671	0.00%	0.00%	(31.94)%
2021	27.72	5,185	143,729	0.00%	0.00%	15.17%
2020	24.07	6,468	155,687	0.45%	0.00%	27.34%
2019	18.90	6,696	126,572	0.64%	0.00%	31.45%
2018	14.38	6,962	100,107	0.79%	0.00%	(13.39)%
Invesco V.I. Main Street Small Cap Fund Series I
2022	$13.94	280	$3,903	1.29%	0.00%	(15.83)%
08/24/2021 - 12/31/2021	16.56	13	207	1.08%	0.00%	4.78%
American Century VP Mid Cap Value Class II
2022	$29.74	4,406	$131,043	2.16%	0.00%	(1.38)%
2021	30.16	3,506	105,738	1.09%	0.00%	23.02%
2020	24.51	3,228	79,129	1.73%	0.00%	1.11%
2019	24.25	2,558	62,019	1.91%	0.00%	28.99%
2018	18.80	2,260	42,471	1.33%	0.00%	(12.96)%
American Funds IS Asset Allocation Class 4
2022	$36.06	1,330	$47,950	1.35%	0.00%	(13.66)%
2021	41.77	4,313	180,151	1.43%	0.00%	14.84%
2020	36.37	3,851	140,072	1.32%	0.00%	12.16%
2019	32.43	6,139	199,091	1.67%	0.00%	20.93%
2018	26.82	7,284	195,355	1.48%	0.00%	(4.83)%
American Funds IS Growth Class 4
2022	$52.02	16,019	$833,274	0.10%	0.00%	(30.11)%
2021	74.43	16,434	1,223,223	0.06%	0.00%	21.68%
2020	61.17	16,726	1,023,120	0.20%	0.00%	51.71%
2019	40.32	19,252	776,242	0.55%	0.00%	30.44%
2018	30.91	22,020	680,637	0.25%	0.00%	(0.50)%
American Funds IS Growth-Income Class 4
2022	$39.03	8,962	$349,777	1.06%	0.00%	(16.71)%
2021	46.86	9,497	444,965	0.96%	0.00%	23.80%
2020	37.85	9,684	366,504	1.14%	0.00%	13.25%
2019	33.42	11,823	395,130	1.50%	0.00%	25.85%
2018	26.55	12,648	335,878	1.23%	0.00%	(2.06)%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2022	$14.36	21	$300	1.99%	0.00%	(14.82)%
2021	16.86	22	379	See Note (5)	0.00%	11.99%
2020	15.05	25	381	0.00%	0.00%	14.67%
12/27/2019 - 12/31/2019	13.13	29	379	See Note (5)	0.00%	(0.27)%
BlackRock Basic Value V.I. Class III
2022	$28.73	835	$23,979	1.20%	0.00%	(5.12)%
2021	30.28	818	24,778	1.12%	0.00%	21.34%
2020	24.96	789	19,694	2.16%	0.00%	3.13%
2019	24.20	691	16,721	0.71%	0.00%	23.53%
2018	19.59	2,882	56,456	1.12%	0.00%	(8.11)%
BlackRock Global Allocation V.I. Class III
2022	$25.05	15,103	$378,322	0.00%	0.00%	(16.07)%
2021	29.85	14,679	438,135	0.74%	0.00%	6.42%
2020	28.05	27,620	774,667	1.28%	0.00%	20.71%
2019	23.24	30,168	700,972	1.29%	0.00%	17.76%
2018	19.73	29,411	580,337	0.86%	0.00%	(7.58)%
BNY Mellon VIF Appreciation Service Shares
2022	$25.57	82	$2,099	0.50%	0.00%	(18.25)%
2021	31.28	56	1,759	0.21%	0.00%	26.77%
11/09/2020 - 12/31/2020	24.68	41	1,017	0.41%	0.00%	5.20%

See Notes to Financial Statements	SA-32	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Contrafund Service Class 2
2022	$42.13	28,004	$1,179,840	0.27%	0.00%	(26.49)%
2021	57.31	28,850	1,653,429	0.03%	0.00%	27.51%
2020	44.95	29,090	1,307,487	0.08%	0.00%	30.23%
2019	34.51	29,889	1,031,520	0.21%	0.00%	31.27%
2018	26.29	31,996	841,182	0.44%	0.00%	(6.64)%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2022	$18.82	188	$3,547	1.91%	0.00%	(14.79)%
2021	22.08	191	4,217	0.86%	0.00%	7.39%
2020	20.56	193	3,975	1.04%	0.00%	13.56%
2019	18.11	197	3,568	1.86%	0.00%	17.97%
2018	15.35	173	2,648	1.27%	0.00%	(5.28)%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2022	$19.03	2,230	$42,435	1.82%	0.00%	(15.97)%
2021	22.65	2,990	67,727	0.76%	0.00%	9.26%
2020	20.73	3,874	80,312	1.00%	0.00%	14.72%
2019	18.07	4,395	79,419	1.77%	0.00%	19.88%
2018	15.07	4,791	72,210	1.26%	0.00%	(6.08)%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2022	$20.33	424	$8,623	1.83%	0.00%	(16.64)%
2021	24.39	375	9,148	0.86%	0.00%	10.55%
2020	22.06	332	7,332	0.99%	0.00%	15.68%
2019	19.07	328	6,252	1.87%	0.00%	21.51%
2018	15.69	267	4,194	1.26%	0.00%	(6.78)%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2022	$20.62	218	$4,498	1.80%	0.00%	(17.09)%
2021	24.87	105	2,622	0.88%	0.00%	12.07%
2020	22.19	636	14,122	1.04%	0.00%	16.64%
2019	19.02	602	11,451	1.99%	0.00%	24.11%
2018	15.33	463	7,092	1.03%	0.00%	(8.05)%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2022	$22.75	93	$2,111	1.46%	0.00%	(17.89)%
2021	27.70	64	1,770	0.01%	0.00%	15.18%
2020	24.05	51	1,225	0.00%	0.00%	17.96%
2019	20.39	130	2,660	1.72%	0.00%	27.13%
2018	16.04	58	930	0.01%	0.00%	(9.50)%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2022	$23.59	1,117	$26,356	1.44%	0.00%	(18.45)%
2021	28.93	995	28,794	0.64%	0.00%	17.53%
2020	24.62	1,602	39,437	0.95%	0.00%	18.97%
2019	20.69	1,209	25,021	1.57%	0.00%	28.25%
2018	16.13	1,128	18,198	0.96%	0.00%	(10.13)%
Fidelity VIP Government Money Market Service Class
2022	$10.60	50,804	$538,277	1.32%	0.00%	1.36%
2021	10.45	51,864	542,121	0.01%	0.00%	0.01%
2020	10.45	46,741	488,519	0.32%	0.00%	0.28%
2019	10.42	77,853	811,410	1.90%	0.00%	1.92%
2018	10.23	66,304	678,043	1.53%	0.00%	1.55%
Fidelity VIP Growth Service Class 2
2022	$49.26	3,273	$161,234	0.35%	0.00%	(24.64)%
2021	65.37	2,393	156,452	0.00%	0.00%	22.90%
2020	53.19	2,200	117,040	0.02%	0.00%	43.55%
2019	37.05	980	36,297	0.05%	0.00%	33.98%
2018	27.66	1,076	29,763	0.05%	0.00%	(0.43)%
Fidelity VIP Mid Cap Service Class 2
2022	$36.05	19,008	$685,248	0.27%	0.00%	(14.97)%
2021	42.40	19,916	844,327	0.40%	0.00%	25.31%
2020	33.83	16,564	560,410	0.41%	0.00%	17.87%
2019	28.70	16,503	473,712	0.66%	0.00%	23.17%
2018	23.30	18,114	422,135	0.40%	0.00%	(14.77)%

See Notes to Financial Statements	SA-33	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Value Strategies Service Class 2
2022	$33.98	1,121	$38,077	0.98%	0.00%	(7.35)%
2021	36.68	276	10,108	1.26%	0.00%	33.34%
2020	27.51	451	12,392	0.83%	0.00%	8.02%
2019	25.46	1,173	29,871	1.50%	0.00%	34.10%
2018	18.99	1,444	27,414	0.71%	0.00%	(17.50)%
Templeton Foreign VIP Class 2
2022	$12.70	17,162	$217,887	3.06%	0.00%	(7.61)%
2021	13.74	17,234	236,811	1.85%	0.00%	4.16%
2020	13.19	16,538	218,182	3.38%	0.00%	(1.16)%
2019	13.35	16,621	221,839	1.71%	0.00%	12.53%
2018	11.86	16,959	201,148	2.81%	0.00%	(15.44)%
Templeton Global Bond VIP Class 2
2022	$11.07	2,295	$25,399	0.00%	0.00%	(4.95)%
2021	11.65	2,104	24,506	0.00%	0.00%	(4.99)%
2020	12.26	12,785	156,720	8.39%	0.00%	(5.28)%
2019	12.94	10,511	136,024	7.15%	0.00%	2.01%
2018	12.69	10,117	128,338	0.00%	0.00%	1.94%
Janus Henderson Enterprise Service Shares
2022	$44.44	2,963	$131,667	0.08%	0.00%	(16.15)%
2021	53.00	3,279	173,785	0.24%	0.00%	16.54%
2020	45.48	3,603	163,842	0.00%	0.00%	19.18%
2019	38.16	3,238	123,569	0.05%	0.00%	35.16%
2018	28.23	4,010	113,207	0.11%	0.00%	(0.66)%
Janus Henderson Overseas Service Shares
2022	$14.12	11,742	$165,772	1.71%	0.00%	(8.84)%
2021	15.49	11,453	177,366	1.04%	0.00%	13.29%
2020	13.67	11,257	153,877	1.23%	0.00%	16.02%
2019	11.78	11,432	134,695	1.84%	0.00%	26.71%
2018	9.30	13,152	122,299	1.67%	0.00%	(15.14)%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2022	$12.95	9	$121	0.09%	0.00%	(17.38)%
2021	15.67	8	120	2.95%	0.00%	11.94%
2020	14.00	6	82	0.66%	0.00%	0.81%
2019	13.89	5	69	0.00%	0.00%	17.79%
2018	11.79	514	6,055	See Note (6)	0.00%	(6.57)%
ClearBridge Variable Aggressive Growth - Class II
2022	$25.77	7,871	$202,841	0.00%	0.00%	(26.59)%
2021	35.10	7,954	279,222	0.17%	0.00%	10.04%
2020	31.90	8,469	270,162	0.60%	0.00%	17.73%
2019	27.10	8,578	232,440	0.76%	0.00%	24.75%
2018	21.72	8,655	188,006	0.32%	0.00%	(8.57)%
ClearBridge Variable Mid Cap - Class II
2022	$27.81	715	$19,881	0.10%	0.00%	(25.50)%
2021	37.32	635	23,717	0.03%	0.00%	28.39%
2020	29.07	610	17,737	0.04%	0.00%	15.10%
2019	25.26	505	12,742	0.39%	0.00%	32.65%
2018	19.04	416	7,918	0.12%	0.00%	(12.80)%
Western Asset Variable Global High Yield Bond - Class II
2022 (7)
2021 (7)
01/01/2020 - 05/28/2020(7)	$11.93	-	$-	0.00%	0.00%	(4.04)%
2019	12.43	446	5,538	5.25%	0.00%	14.01%
05/14/2018 - 12/31/2018	10.90	371	4,048	7.56%	0.00%	(2.08)%
Lord Abbett Bond Debenture Class VC
2022	$12.82	812	$10,406	3.52%	0.00%	(12.80)%
2021	14.71	1,193	17,538	1.26%	0.00%	3.28%
2020	14.24	3,673	52,294	3.44%	0.00%	7.30%
2019	13.27	4,599	61,029	3.96%	0.00%	13.35%
2018	11.71	4,728	55,350	3.94%	0.00%	(4.02)%

See Notes to Financial Statements	SA-34	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Developing Growth Class VC
2022	$27.85	8,374	$233,225	0.00%	0.00%	(35.98)%
2021	43.51	8,792	382,527	0.00%	0.00%	(2.75)%
2020	44.74	8,618	385,523	0.00%	0.00%	72.60%
2019	25.92	7,285	188,812	0.00%	0.00%	31.77%
2018	19.67	7,370	144,977	0.00%	0.00%	4.88%
Lord Abbett Fundamental Equity Class VC
2022	$26.23	348	$9,125	1.11%	0.00%	(11.98)%
2021	29.80	341	10,166	0.85%	0.00%	27.31%
2020	23.41	418	9,784	1.12%	0.00%	1.77%
2019	23.00	642	14,771	1.35%	0.00%	21.51%
2018	18.93	598	11,312	1.58%	0.00%	(8.16)%
Lord Abbett Total Return Class VC
2022	$10.97	6,473	$71,013	3.28%	0.00%	(14.05)%
2021	12.76	6,133	78,282	1.32%	0.00%	(0.24)%
2020	12.79	13,454	172,142	2.53%	0.00%	7.43%
2019	11.91	9,622	114,601	2.58%	0.00%	8.41%
2018	10.99	9,566	105,096	3.33%	0.00%	(1.03)%
M Capital Appreciation
2022	$53.25	1,683	$89,613	0.00%	0.00%	(18.14)%
2021	65.05	1,631	106,117	0.00%	0.00%	17.74%
2020	55.25	1,715	94,764	0.00%	0.00%	17.73%
2019	46.93	1,875	87,982	0.34%	0.00%	28.85%
2018	36.42	1,731	63,044	0.31%	0.00%	(14.15)%
M International Equity
2022	$12.66	14,838	$187,836	2.80%	0.00%	(14.16)%
01/13/2021 - 12/31/2021	14.75	14,191	209,273	3.75%	0.00%	7.50%
M Large Cap Growth
2022	$58.07	168	$9,781	0.00%	0.00%	(25.41)%
2021	77.85	174	13,560	0.00%	0.00%	21.49%
2020	64.08	582	37,290	0.00%	0.00%	28.89%
2019	49.71	641	31,848	0.00%	0.00%	36.09%
2018	36.53	601	21,958	0.00%	0.00%	(4.95)%
M Large Cap Value
2022	$36.32	101	$3,659	2.04%	0.00%	(1.45)%
2021	36.86	106	3,915	1.56%	0.00%	30.01%
2020	28.35	177	5,006	1.69%	0.00%	(3.16)%
2019	29.28	282	8,249	1.77%	0.00%	21.52%
2018	24.09	288	6,949	1.44%	0.00%	(12.07)%
MFS New Discovery Series - Service Class
2022	$34.87	3,565	$124,321	0.00%	0.00%	(29.99)%
2021	49.82	3,333	166,018	0.00%	0.00%	1.57%
2020	49.05	2,996	146,916	0.00%	0.00%	45.58%
2019	33.69	2,916	98,232	0.00%	0.00%	41.27%
2018	23.85	4,078	97,254	0.00%	0.00%	(1.72)%
MFS Utilities Series - Service Class
2022	$28.10	4,386	$123,227	2.39%	0.00%	0.48%
2021	27.96	3,999	111,814	1.52%	0.00%	13.82%
2020	24.57	5,211	128,017	2.31%	0.00%	5.62%
2019	23.26	7,769	180,685	3.80%	0.00%	24.80%
2018	18.64	7,884	146,935	0.50%	0.00%	0.81%
MFS Value Series - Service Class
2022	$18.27	4,326	$79,049	1.25%	0.00%	(6.14)%
2021	19.47	1,673	32,565	1.24%	0.00%	25.16%
2020	15.56	1,344	20,901	0.75%	0.00%	3.22%
2019	15.07	2,614	39,391	1.94%	0.00%	29.51%
2018	11.64	2,313	26,913	1.33%	0.00%	(10.36)%
Neuberger Berman Sustainable Equity Class I
2022	$24.66	356	$8,781	0.42%	0.00%	(18.45)%
2021	30.24	213	6,428	0.36%	0.00%	23.48%
12/28/2020 - 12/31/2020	24.49	7	171	0.00%	0.00%	0.79%

See Notes to Financial Statements	SA-35	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PIMCO Global Managed Asset Allocation - Advisor Class
2022	$13.41	7,342	$98,435	1.92%	0.00%	(18.40)%
2021	16.43	7,405	121,656	2.32%	0.00%	12.60%
2020	14.59	7,633	111,361	7.83%	0.00%	16.71%
2019	12.50	7,775	97,197	2.08%	0.00%	16.96%
2018	10.69	7,944	84,905	1.60%	0.00%	(5.61)%
PIMCO Income - Administrative Class
2022	$11.00	87	$955	3.45%	0.00%	(7.69)%
2021	11.92	315	3,753	2.89%	0.00%	2.00%
2020	11.68	252	2,939	4.60%	0.00%	6.52%
07/25/2019 - 12/31/2019	10.97	222	2,433	3.47%	0.00%	1.90%
Royce Micro-Cap Service Class
2022	$18.59	1,685	$31,331	0.00%	0.00%	(22.65)%
2021	24.03	1,525	36,659	0.00%	0.00%	29.52%
2020	18.56	1,017	18,867	0.00%	0.00%	23.55%
2019	15.02	1,251	18,783	0.00%	0.00%	19.24%
2018	12.60	1,044	13,145	0.00%	0.00%	(9.29)%
State Street Total Return V.I.S. Class 3
2022	$18.08	274	$4,948	0.42%	0.00%	(16.72)%
2021	21.71	235	5,113	1.91%	0.00%	13.20%
2020	19.18	198	3,803	1.15%	0.00%	6.14%
2019	18.07	612	11,059	2.15%	0.00%	15.57%
2018	15.64	582	9,100	1.97%	0.00%	(6.61)%
T. Rowe Price Blue Chip Growth - II
2022	$40.48	20,594	$833,669	0.00%	0.00%	(38.66)%
2021	66.00	20,173	1,331,360	0.00%	0.00%	17.33%
2020	56.25	20,683	1,163,395	0.00%	0.00%	33.92%
2019	42.00	17,174	721,369	0.00%	0.00%	29.58%
2018	32.42	17,911	580,607	0.00%	0.00%	1.65%
T. Rowe Price Equity Income - II
2022	$31.64	14,447	$457,096	1.70%	0.00%	(3.59)%
2021	32.82	13,712	449,966	1.39%	0.00%	25.22%
2020	26.21	13,340	349,597	2.10%	0.00%	0.96%
2019	25.96	13,682	355,163	2.02%	0.00%	26.04%
2018	20.60	15,705	323,455	1.71%	0.00%	(9.69)%
VanEck VIP Global Resources Initial Class
2022	$21.49	21,587	$463,955	1.64%	0.00%	8.39%
2021	19.83	22,416	444,476	0.43%	0.00%	18.92%
2020	16.67	23,711	395,358	0.96%	0.00%	19.11%
2019	14.00	23,011	322,120	0.00%	0.00%	11.87%
2018	12.51	22,468	281,143	0.00%	0.00%	(28.28)%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees or expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	All units were fully redeemed or transferred prior to December 31, 2022. The AUV is as of the period indicated.
(5)	The annualized investment income ratios for the BlackRock 60/40 Target Allocation ETF V.I. Class I Variable Account were 348.20% in 2019 and 35.86% in 2021. The high investment income ratios were due to large purchases received shortly before the annual investment income distribution.
(6)	The annualized investment income ratio for the Lazard Retirement Global Dynamic Multi-Asset Service Shares Variable Account was 26.88%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2018.
(7)	There has been no activity in the Western Asset Variable Global High Yield Bond - Class II Variable Account since May 28, 2020.

See Notes to Financial Statements	SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a "Variable Account" and collectively, the "Variable Accounts") which invest in shares of corresponding portfolios (each, a "Portfolio" and collectively, the "Portfolios") of registered investment management companies (each, a "Fund" and collectively, the "Funds"). As of December 31, 2022, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of December 31, 2022 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Large-Cap Core Class I, PSF Avantis Balanced Allocation Class D, and Invesco V.I. EQV International Equity Series II Variable Accounts were formerly named Main Street Core Class I, PSF DFA Balanced Allocation Class D, and Invesco V.I. International Growth Series II Variable Accounts, respectively.

The units in the PSF Avantis Balanced Allocation Class D Variable Account were fully redeemed or transferred prior to December 31, 2022.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific
Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2022.

SA-37

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"). The assets of certain Variable Accounts invest in Class D, Class I or Class P shares of the corresponding Portfolios of the Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year or period ended December 31, 2022, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class P shares of PSF during the year ended December 31, 2022.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2022, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year or period ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	9	(6)	3	30	(30)	-
Diversified Bond Class I	958	(1,065)	(107)	5,393	(1,386)	4,007
Floating Rate Income Class I	771	(351)	420	863	(290)	573
High Yield Bond Class I	646	(1,012)	(366)	1,537	(2,355)	(818)
Inflation Managed Class I	1,700	(2,604)	(904)	3,398	(3,925)	(527)
Managed Bond Class I	3,397	(3,346)	51	6,032	(3,494)	2,538
Short Duration Bond Class I	2,976	(1,771)	1,205	10,988	(9,152)	1,836
Emerging Markets Debt Class I	329	(243)	86	306	(198)	108
Dividend Growth Class I	1,417	(1,118)	299	976	(556)	420
Equity Index Class I	2,815	(5,430)	(2,615)	8,278	(7,267)	1,011
Focused Growth Class I	148	(586)	(438)	126	(216)	(90)
Growth Class I	942	(1,281)	(339)	721	(2,752)	(2,031)
Large-Cap Core Class I	1,075	(2,442)	(1,367)	1,184	(2,520)	(1,336)
Large-Cap Growth Class I	4,162	(2,667)	1,495	1,519	(4,269)	(2,750)
Large-Cap Value Class I	879	(3,335)	(2,456)	2,375	(3,401)	(1,026)
Mid-Cap Equity Class I	634	(1,676)	(1,042)	1,067	(3,118)	(2,051)
Mid-Cap Growth Class I	1,499	(1,464)	35	1,198	(2,025)	(827)
Mid-Cap Value Class I	92	(61)	31	267	(251)	16
Small-Cap Equity Class I	203	(244)	(41)	705	(1,242)	(537)
Small-Cap Growth Class I	60	(267)	(207)	-	(843)	(843)
Small-Cap Index Class I	1,003	(1,936)	(933)	1,292	(3,822)	(2,530)
Small-Cap Value Class I	559	(666)	(107)	517	(1,255)	(738)
Value Class I	488	(1,122)	(634)	762	(1,256)	(494)
Value Advantage Class I	1,936	(1,652)	284	222	(202)	20
Emerging Markets Class I	1,508	(740)	768	1,623	(1,224)	399
International Large-Cap Class I	2,842	(2,991)	(149)	3,640	(8,462)	(4,822)
International Small-Cap Class I	429	(296)	133	826	(1,004)	(178)
International Value Class I	3,358	(6,638)	(3,280)	5,241	(5,946)	(705)
Health Sciences Class I	696	(1,088)	(392)	1,025	(1,594)	(569)
Real Estate Class I	921	(1,027)	(106)	1,505	(1,608)	(103)
Technology Class I	3,331	(3,393)	(62)	4,055	(4,874)	(819)
PSF Avantis Balanced Allocation Class D	-	(1)	(1)	-	-	-
Pacific Dynamix - Conservative Growth Class I	99	(39)	60	130	(28)	102
Pacific Dynamix - Moderate Growth Class I	66	(712)	(646)	66	(13,172)	(13,106)
Pacific Dynamix - Growth Class I	633	(4,059)	(3,426)	1,081	(3,364)	(2,283)
Portfolio Optimization Conservative Class I	35	(11)	24	32	(3)	29
Portfolio Optimization Moderate-Conservative Class I	415	(636)	(221)	475	(445)	30
Portfolio Optimization Moderate Class I	5,965	(7,184)	(1,219)	6,284	(5,840)	444
Portfolio Optimization Growth Class I	5,647	(7,363)	(1,716)	5,614	(7,024)	(1,410)
Portfolio Optimization Aggressive-Growth Class I	6,173	(3,384)	2,789	5,121	(3,855)	1,266
Invesco V.I. EQV International Equity Series II	347	(282)	65	255	(545)	(290)
Invesco V.I. Global Series II	154	(216)	(62)	114	(1,397)	(1,283)
Invesco V.I. Main Street Small Cap Fund Series I	290	(23)	267	17	(4)	13
American Century VP Mid Cap Value Class II	1,096	(196)	900	910	(632)	278
American Funds IS Asset Allocation Class 4	71	(3,054)	(2,983)	600	(138)	462
American Funds IS Growth Class 4	839	(1,254)	(415)	815	(1,107)	(292)
American Funds IS Growth-Income Class 4	435	(970)	(535)	447	(634)	(187)
BlackRock 60/40 Target Allocation ETF V.I. Class I	-	(1)	(1)	22	(25)	(3)
BlackRock Basic Value V.I. Class III	179	(162)	17	180	(151)	29
BlackRock Global Allocation V.I. Class III	1,773	(1,349)	424	1,008	(13,949)	(12,941)
BNY Mellon VIF Appreciation Service Shares	30	(4)	26	174	(159)	15
Fidelity VIP Contrafund Service Class 2	579	(1,425)	(846)	1,009	(1,249)	(240)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	4	(7)	(3)	25	(27)	(2)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	193	(953)	(760)	352	(1,236)	(884)

SA-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	82	(33)	49	149	(106)	43
Fidelity VIP Freedom 2030 Portfolio Service Class 2	126	(13)	113	205	(736)	(531)
Fidelity VIP Freedom 2035 Portfolio Service Class 2	34	(5)	29	108	(95)	13
Fidelity VIP Freedom 2045 Portfolio Service Class 2	197	(75)	122	253	(860)	(607)
Fidelity VIP Government Money Market Service Class	12,952	(14,012)	(1,060)	18,588	(13,465)	5,123
Fidelity VIP Growth Service Class 2	1,103	(223)	880	699	(506)	193
Fidelity VIP Mid Cap Service Class 2	843	(1,751)	(908)	5,171	(1,819)	3,352
Fidelity VIP Value Strategies Service Class 2	890	(45)	845	54	(229)	(175)
Templeton Foreign VIP Class 2	109	(181)	(72)	884	(188)	696
Templeton Global Bond VIP Class 2	408	(217)	191	2,214	(12,895)	(10,681)
Janus Henderson Enterprise Service Shares	21	(337)	(316)	101	(425)	(324)
Janus Henderson Overseas Service Shares	860	(571)	289	691	(495)	196
Lazard Retirement Global Dynamic Multi-Asset Service Shares	3	(2)	1	4	(2)	2
ClearBridge Variable Aggressive Growth - Class II	427	(510)	(83)	327	(842)	(515)
ClearBridge Variable Mid Cap - Class II	138	(58)	80	119	(94)	25
Lord Abbett Bond Debenture Class VC	123	(504)	(381)	158	(2,638)	(2,480)
Lord Abbett Developing Growth Class VC	-	(418)	(418)	889	(715)	174
Lord Abbett Fundamental Equity Class VC	27	(20)	7	27	(104)	(77)
Lord Abbett Total Return Class VC	1,323	(983)	340	2,239	(9,560)	(7,321)
M Capital Appreciation	94	(42)	52	167	(251)	(84)
M International Equity	858	(211)	647	14,316	(125)	14,191
M Large Cap Growth	4	(10)	(6)	7	(415)	(408)
M Large Cap Value	-	(5)	(5)	-	(71)	(71)
MFS New Discovery Series - Service Class	360	(128)	232	639	(302)	337
MFS Utilities Series - Service Class	964	(577)	387	536	(1,748)	(1,212)
MFS Value Series - Service Class	2,701	(48)	2,653	715	(386)	329
Neuberger Berman Sustainable Equity Class I	226	(83)	143	274	(68)	206
PIMCO Global Managed Asset Allocation - Advisor Class	90	(153)	(63)	88	(316)	(228)
PIMCO Income - Administrative Class	85	(313)	(228)	93	(30)	63
Royce Micro-Cap Service Class	244	(84)	160	588	(80)	508
State Street Total Return V.I.S. Class 3	103	(64)	39	90	(53)	37
T. Rowe Price Blue Chip Growth - II	1,469	(1,048)	421	1,268	(1,778)	(510)
T. Rowe Price Equity Income - II	1,386	(651)	735	1,179	(807)	372
VanEck VIP Global Resources Initial Class	2,735	(3,564)	(829)	2,123	(3,418)	(1,295)

SA-40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2022, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2022, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 28, 2023

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life & Annuity Company since 2000.

SA-41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from December 27, 2019 (commencement of operations) through December 31, 2019
Diversified Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Floating Rate Income Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
High Yield Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Inflation Managed Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Managed Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Short Duration Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Emerging Markets Debt Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Dividend Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Equity Index Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Focused Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Core Class I (formerly Main Street Core Class I)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Index Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Value Advantage Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Emerging Markets Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Large-Cap Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

SA-42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
International Small-Cap Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Health Sciences Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Real Estate Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Technology Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PSF Avantis Balanced Allocation Class D (formerly PSF DFA Balanced Allocation Class D)	For the period from January 1, 2022 through September 16, 2022	For the period from January 1, 2022 through September 16, 2022, and for the year ended December 31, 2021	For the period from January 1, 2022 through September 16, 2022, and for the years ended December 31, 2021, 2020, 2019, 2018
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Conservative Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Moderate Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. EVQ International Equity Series II (formerly Invesco V.I. International Growth Series II)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Global Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Main Street Small Cap Fund Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 24, 2021 (commencement of operations) through December 31, 2021
American Century VP Mid Cap Value Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Growth Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Growth-Income Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

SA-43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from November 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Templeton Foreign VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Templeton Global Bond VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Janus Henderson Overseas Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Western Asset Variable Global High Yield Bond - Class II	Not Applicable	Not Applicable	For the period January 1, 2020 through May 28, 2020, the year ended December 31, 2019 and the period from May 14, 2018 (commencement of operations) through December 31, 2018
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Total Return Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

SA-44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
M Capital Appreciation	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
M International Equity	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from January 13, 2021 (commencement of operations) through December 31, 2021
M Large Cap Growth	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
M Large Cap Value	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® New Discovery Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Utilities Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Value Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Neuberger Berman Sustainable Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from December 28, 2020 (commencement of operations) through December 31, 2020
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PIMCO Income - Administrative Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, 2020, and the period from July 25, 2019 (commencement of operations) through December 31, 2019
Royce Micro-Cap Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
T. Rowe Price Equity Income - II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
VanEck VIP Global Resources Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

SA-45

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis

as of December 31, 2022 and 2021 and

for the years ended December 31, 2022, 2021 and 2020,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2022,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2022

and Independent Auditor’s Report

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

INDEPENDENT AUDITOR’S REPORT

Pacific Life & Annuity Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life & Annuity Company (the “Company”), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2022 and 2021, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2022, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2022 are presented for purposes of additional analysis and are not a required part of the 2022 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

April 3, 2023

Pacific Life & Annuity Company

STATEMENTS OF ADMITTED ASSETS,

LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS

	December 31,
(In Thousands, except share data)	2022	2021
ADMITTED ASSETS
Bonds	$5,033,766	$4,533,525
Common stocks	5,592	3,647
Mortgage loans	403,315	377,880
Cash and cash equivalents	333,373	74,065
Contract loans	9,483	9,747
Derivatives	11,844	16,169
Other invested assets	92,200	33,606
Investment income due and accrued	59,059	51,393
Net deferred tax asset	16,948	15,664
Other assets	12,408	8,891
Separate account assets	2,909,502	3,490,561

TOTAL ADMITTED ASSETS	$8,887,490	$8,615,148

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$4,519,506	$3,731,027
Liability for deposit-type contracts	936,383	860,645
Transfers to separate accounts due or accrued, net	(64,143)	(55,187)
Other liabilities	110,103	48,417
Asset valuation reserve	2,193	2,808
Separate account liabilities	2,909,502	3,490,561
TOTAL LIABILITIES	8,413,544	8,078,271
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	2,900	2,900
Paid-in surplus	134,607	134,607
Unassigned surplus	336,439	399,370
TOTAL CAPITAL AND SURPLUS	473,946	536,877

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$8,887,490	$8,615,148

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

STATEMENTS OF OPERATIONS - STATUTORY BASIS

	Years Ended December 31,
(In Thousands)	2022	2021	2020
REVENUES
Premiums and annuity considerations	$1,198,734	$583,009	$452,814
Net investment income	239,548	224,787	241,295
Separate account fees	62,723	65,872	57,913
Other income	10,091	5,979	8,564
TOTAL REVENUES	1,511,096	879,647	760,586

BENEFITS AND EXPENSES
Current and future policy benefits	1,470,649	755,840	621,018
Commission expense	45,600	36,397	33,684
Operating expenses	25,517	21,505	29,345
TOTAL BENEFITS AND EXPENSES	1,541,766	813,742	684,047

NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME TAXES	(30,670)	65,905	76,539
Federal income tax expense	2,428	6,223	9,399

NET GAIN (LOSS) FROM OPERATIONS	(33,098)	59,682	67,140
Net realized capital gains (losses) less tax	15,011	(27,552)	(59,775)

NET INCOME (LOSS)	$(18,087)	$32,130	$7,365

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

STATEMENTS OF CAPITAL AND SURPLUS - STATUTORY BASIS

	Common	Paid-in	Unassigned
(In Thousands)	Stock	Surplus	Surplus	Total
BALANCES, JANUARY 1, 2020	$2,900	$134,607	$408,073	$545,580
Net income			7,365	7,365
Change in net unrealized capital gains less tax			9,913	9,913
Change in net deferred income tax			3,223	3,223
Change in nonadmitted assets			1,360	1,360
Change in reserve on account of change in valuation basis			13,565	13,565
Change in asset valuation reserve			13,954	13,954
Dividend paid to parent			(40,000)	(40,000)
Other surplus transactions, net			(190)	(190)
BALANCES, DECEMBER 31, 2020	2,900	134,607	417,263	554,770
Net income			32,130	32,130
Change in net unrealized capital gains less tax			(11,356)	(11,356)
Change in net deferred income tax			3,523	3,523
Change in nonadmitted assets			(2,209)	(2,209)
Change in asset valuation reserve			1,870	1,870
Dividend paid to parent			(41,700)	(41,700)
Other surplus transactions, net			(151)	(151)
BALANCES, DECEMBER 31, 2021	2,900	134,607	399,370	536,877
Net loss			(18,087)	(18,087)
Change in net unrealized capital losses less tax			(46,536)	(46,536)
Change in net deferred income tax			17,721	17,721
Change in nonadmitted assets			(16,479)	(16,479)
Change in asset valuation reserve			615	615
Other surplus transactions, net			(165)	(165)

BALANCES, DECEMBER 31, 2022	$2,900	$134,607	$336,439	$473,946

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

STATEMENTS OF CASH FLOWS - STATUTORY BASIS

	Years Ended December 31,
(In Thousands)	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$1,198,670	$583,076	$452,806
Net investment income	232,325	224,183	237,736
Other income	72,833	71,832	66,481
Benefits and loss related payments	(607,114)	(648,079)	(504,585)
Net transfers (to) from separate accounts	(39,936)	49,459	38,199
Commissions, expenses paid and other deductions	(70,121)	(58,044)	(53,155)
Federal income taxes paid	(7,515)	(8,696)	(7,389)
NET CASH PROVIDED BY OPERATING ACTIVITIES	779,142	213,731	230,093

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	150,739	297,035	268,294
Stocks		4,087
Mortgage loans	23,218	37,958	22,365
Other invested assets		958	988
Miscellaneous proceeds	30,220	4,883	19,017
Cost of investments acquired
Bonds	(651,229)	(490,787)	(381,424)
Stocks	(1,944)	(1,276)
Mortgage loans	(48,629)	(29,963)
Other invested assets			(151)
Miscellaneous applications	(67,351)	(39,561)	(81,483)
Net (increase) decrease in contract loans	263	(1,597)	134
NET CASH USED IN INVESTING ACTIVITIES	(564,713)	(218,263)	(152,260)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits (withdrawals) on deposit-type contracts	33,002	(35,135)	11,931
Dividend paid to parent		(21,694)	(40,000)
Other cash provided (applied)	11,877	858	(1,968)
NET CASH PROVIDED BY (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES	44,879	(55,971)	(30,037)
Net change in cash and cash equivalents	259,308	(60,503)	47,796
Cash and cash equivalents, beginning of year	74,065	134,568	86,772

CASH AND CASH EQUIVALENTS, END OF YEAR	$333,373	$74,065	$134,568

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$61,082	$36,708	$80,985
Bond dividend paid to parent		20,006

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (PL&A or the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life). The Company markets and distributes life insurance and annuities. The Company is licensed to sell certain of its products in the state of New York.

The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were New York and Missouri representing 78% and 17%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2022. No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (U.S. GAAP). The AZ DIFI has adopted the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP), subject to any deviations prescribed or permitted by the AZ DIFI, of which there were none.

NAIC SAP differs in certain respects, which in some cases are material, from U.S. GAAP (Note 2).

The transactions with related parties may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as a stand-alone entity.

The Company has evaluated events subsequent to December 31, 2022 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that required adjustments.

Economic and capital market uncertainties have arisen as a result of the spread of COVID-19. The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain and cannot be reasonably estimated as of the date of this filing. Interest rates and equity market levels have had the most significant effect on the Company’s financial statements. COVID-19 related claims have not been material for the years ended December 31, 2022 and 2021. The Company continues to actively monitor direct and indirect impacts of the pandemic on its financial statements, especially in relation to claims and the investments portfolio.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECONCILIATION FROM ANNUAL REPORT TO THE AUDITED FINANCIAL STATEMENTS - STATUTORY BASIS

Subsequent to the filing of the Company’s 2022 Annual Statement, the Company determined the activity for miscellaneous proceeds and miscellaneous applications on the statement of cash flows were not properly presented as of December 31, 2022, which resulted in the reconciliations included in the table below. There was no impact to surplus or net income (loss).

	Annual Report	Change	Audited Financial Statements
		(In Thousands)
Statement of Cash Flows - Statutory Basis
For the year ended December 31, 2022:
Cash flows from investing activities:
Miscellaneous proceeds	$63,352	$(33,132)	$30,220
Miscellaneous applications	(100,483)	33,132	(67,351)

Net cash used in investing activities	(564,713)	—	(564,713)

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

The Inflation Reduction Act was enacted on August 16, 2022 and imposes a 15% Corporate Alternative Minimum Tax (CAMT) on corporations with three-year average adjusted financial statement income over $1.0 billion that is effective January 1, 2023. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

During the fourth quarter of 2022, the NAIC revised Interpretation 22-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax (INT 22-02), that for a limited time provides a partial exception to SSAP No. 101, Income Taxes, and SSAP No. 9, Subsequent Events. Under INT 22-02, changes in estimates related to Corporate Alternative Minimum Tax (CAMT) that arise from the Inflation Reduction Act need not be recognized in the year ended December 31, 2022 financial statements - statutory basis nor recognized as Type 1 subsequent events; rather, the Company needs to determine if it will be liable for CAMT in 2023. On December 13, 2022, NAIC extended the exceptions of INT 22-02 to apply for the December 31, 2022 and March 31, 2023 financial statements - statutory basis with automatic nullification on June 15, 2023. The Company has determined that the consolidated group of corporations of which the Company is a member expects to be subject to the CAMT; however, the Company has not determined if it expects to be liable for the CAMT. Accordingly, the year ended December 31, 2022 financial statements - statutory basis do not include an estimated impact of the CAMT because a reasonable estimate cannot be made.

Effective January 1, 2021, the Company adopted revisions to Statement of Statutory Accounting Principles (SSAP) No. 86, Derivatives, to ensure reporting consistency for derivatives with financing components. A financing derivative is one which the premium to acquire the derivative is paid throughout the derivative term, or at maturity. The revisions require that at acquisition and subsequently, the gross reported fair value of the derivative shall exclude the impact of the financing premiums and the premiums payable shall be separately reported as payable for securities. The impact of the adoption on January 1, 2021 was an increase to Derivatives of $0.7 million, an increase to Investment Income Due and Accrued of $0.8 million and an increase to Payable for Securities included in Other liabilities of $1.5 million.

Effective January 1, 2021, the Company adopted SSAP No. 26R, Bonds, and SSAP No. 32R, Preferred Stock, which clarified the valuation and measurement for perpetual bonds and stocks held as investments. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost. Perpetual preferred stocks shall now be reported at fair value, not to exceed any current effective call price. For perpetual bonds and preferred stocks recorded at fair value, changes in fair value are recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. The impact of this adoption on the Company’s financial statements - statutory basis was immaterial.

Variable annuity contracts are subject to Actuarial Guideline 43 (AG43) and the Valuation Manual section VM-21 (VM-21). As a result of updates to AG43 and VM-21, effective January 1, 2020, for all variable annuity contracts, $13.6 million of reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis, on the statements of capital and surplus - statutory basis.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security’s effective interest rate. The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt. As of December 31, 2022, 2021 and 2020, no loans were considered impaired or in nonaccrual status. The Company did not recognize any interest income on mortgage loans using the cash-basis of accounting during the years ended December 31, 2022, 2021 or 2020. No mortgage loans were derecognized as a result of foreclosure during the years ended December 31, 2022, 2021 and 2020.

Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, partnerships and limited liability companies, including affiliated companies, as well as those in which the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis and the OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting, as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the Interest Maintenance Reserve (IMR). Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The IMR of $5.1 million and $5.1 million is included in other liabilities as of December 31, 2022 and 2021, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners’ Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.00% to 4.50%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners’ Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest ranging from 1.00% to 6.50%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest ranging from 1.00% to 4.25%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the summary of operations when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged primarily from 1.00% to 6.50%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2022, 2021 and 2020, individual life and annuity premiums assumed were an immaterial amount, and premiums ceded were $4.0 million, $3.7 million and $3.7 million, respectively. As of December 31, 2022 and 2021, reserve credits recorded on ceded reinsurance were $7.1 million and $7.6 million, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $1.6 million and $1.7 million as of December 31, 2022 and 2021, respectively.

The Company has ceded reinsurance contracts in place with a reinsurer whose financial stability has deteriorated. In March, 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order in which the regulator shall conduct and continue business of the reinsurer. As of December 31, 2022, the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s financial statements - statutory basis.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of Pacific Mutual Holding Company (PMHC), the Company’s ultimate parent. In addition to the Company, included in PMHC’s consolidated return are the following entities: Pacific LifeCorp, Pacific Life, Pacific Alliance Reinsurance Company of Vermont, Pacific Baleine Reinsurance Company, Pacific Life Fund Advisors LLC (PLFA,), and Pacific Life Re Global Limited.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts. The Company’s separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

Separate account assets are primarily invested in mutual funds, but are also invested in hedge funds.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company’s actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2022 and 2021, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains of bonds and cash equivalents are shown below. Cash equivalents as of December 31, 2022 and 2021 were $311.1 million and $76.2 million, respectively. See Note 4 for information on the Company’s fair value measurements.

			Net
	Book/Adjusted		Unrealized
	Carrying		Gains
	Value	Fair Value	(Losses)
		(In Thousands)
December 31, 2022:
U.S. Government	$9,271	$8,949	$(322)
All other governments	31,465	28,875	(2,590)
U.S. states, territories and possessions	8,870	7,632	(1,238)
U.S. political subdivisions of states, territories and possessions	63,679	64,856	1,177
U.S. special revenue and special assessment obligations	338,906	341,704	2,798
Industrial and miscellaneous	4,470,809	4,115,699	(355,110)
LBASS:
Residential mortgage-backed securities (RMBS)	52,092	46,700	(5,392)
Commercial mortgage-backed securities (CMBS)	129,352	120,132	(9,220)
Other	240,393	235,775	(4,618)
Total	$5,344,837	$4,970,322	$(374,515)

	Book/Adjusted		Net
	Carrying		Unrealized
	Value	Fair Value	Gains
		(In Thousands)
December 31, 2021:
U.S. Government	$9,079	$9,549	$470
All other governments	31,479	35,016	3,537
U.S. states, territories and possessions	8,838	10,489	1,651
U.S. political subdivisions of states, territories and possessions	58,184	69,903	11,719
U.S. special revenue and special assessment obligations	279,601	376,641	97,040
Industrial and miscellaneous	4,003,481	4,621,915	618,434
LBASS:
RMBS	69,353	72,957	3,604
CMBS	81,674	83,473	1,799
Other	68,075	71,712	3,637
Total	$4,609,764	$5,351,655	$741,891

The book/adjusted carrying value and fair value of bonds and cash equivalents as of December 31, 2022, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted
	Carrying
	Value	Fair Value

	(In Thousands)
Due in one year or less	$472,519	$471,230
Due after one year through five years	950,747	919,333
Due after five years through ten years	1,100,366	988,404
Due after ten years	2,399,368	2,188,748
	4,923,000	4,567,715
LBASS	421,837	402,607
Total	$5,344,837	$4,970,322

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Thousands)
December 31, 2022:
U.S. Government	$3,125	$29	$5,796	$293	$8,921	$322
All other governments	11,250	719	10,146	2,442	21,396	3,161
U.S. special revenue and special assessment obligations	106,311	14,999	15,015	5,424	121,326	20,423
Industrial and miscellaneous	2,603,900	310,685	281,808	103,567	2,885,708	414,252
LBASS:
RMBS	15,996	1,752	19,524	5,022	35,520	6,774
CMBS	60,393	2,070	14,753	7,246	75,146	9,316
Other	109,139	4,368	5,640	1,794	114,779	6,162
Total	$2,910,114	$334,622	$352,682	$125,788	$3,262,796	$460,410

December 31, 2021:
U.S. Government	$6,020	$59			$6,020	$59
All other governments	12,237	370			12,237	370
U.S. special revenue and special assessment obligations	20,405	73			20,405	73
Industrial and miscellaneous	358,589	8,219	$19,455	$1,664	378,044	9,883
LBASS:
RMBS	27,685	736	2,697	48	30,382	784
CMBS	51,442	555			51,442	555
Other	13,735	873			13,735	873
Total	$490,113	$10,885	$22,152	$1,712	$512,265	$12,597

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The Company received prepayment penalties and acceleration of fees of $18 thousand, $5.9 million and $2.8 million from 17, 23 and 22 securities for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022, the Company does not have any securities lending agreements accounted for as a secured borrowing and did not have any repurchase agreements accounts for as a collateralized borrowing or reverse repurchase agreements accounted for as a collateralized lending.

Bonds with a book/adjusted carrying value of $6.2 million and $6.1 million as of December 31, 2022 and 2021, respectively, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2022	2021	2020

	(In Thousands)
Bonds:
Industrial and miscellaneous		$5,094
LBASS	$2,065
Total OTTI	$2,065	$5,094	$—

No OTTI was recognized on LBASS during the years ended December 31, 2022, 2021 and 2020 due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2022, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

Cusip	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value at time of OTTI	Date of Financial Statement When Reported

(In Thousands)
10623*AA4	$7,097	$6,388	$709	$6,388	$6,388	3/31/2022
10623*AA4	6,388	5,032	1,356	5,032	5,032	9/30/2022
Total			$2,065

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2022			December 31, 2021
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value

	(In Thousands)			(In Thousands)
U.S. special revenue and special assessment obligations	—	$—	$—	2	$7,896	$8,022
Total	—	$—	$—	2	$7,896	$8,022

Proceeds, gross gains and gross losses recognized on sales of bonds were $3.8 million, zero and $0.1 million, respectively, for the year ended December 31, 2022. Proceeds, gross gains and gross losses recognized on sales of bonds were $46.1 million, $1.8 million and zero, respectively, for the year ended December 31, 2021. Proceeds, gross gains and gross losses recognized on sales of bonds were $37.9 million, $1.9 million and $0.1 million for the year ended December 31, 2020.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2022:
Commercial	6.65%	5.70%

Year Ended December 31, 2021:
Commercial	3.10%	2.70%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 69%.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Commercial	Mezzanine	Total

December 31, 2022:	(In Thousands)
Current	$376,603	$26,712	$403,315

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)		$26,711	$26,711

	Commercial	Mezzanine	Total

December 31, 2021:	(In Thousands)
Current	$351,191	$26,689	$377,880

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19,122	$26,689	$45,811

(1)	All of the Company’s mortgage loans are participations with its parent company, Pacific Life. Such amount represents mortgage loan participations with both Pacific Life and unrelated third parties and excludes mortgage loan participations where the sole participants are the Company and Pacific Life.

The Company’s mortgage loans primarily finance various types of properties throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,		December 31,
	2022		2021
	(In Thousands)		(In Thousands)
California	$136,492	California	$109,154
Illinois	59,578	Illinois	59,568
Washington	32,677	Texas	46,999
Massachusetts	32,628	Georgia	33,716
Georgia	32,423	Washington	32,677
Texas	27,296	Massachusetts	32,605
New York	26,711	New York	26,689
Florida	19,878	District of Columbia	15,000
District of Columbia	15,000	North Carolina	9,768
North Carolina	9,570	Virginia	8,760
Other	11,062	Other	2,944
Total	$403,315	Total	$377,880

As of December 31, 2022 and 2021, the carrying value and percentage of total mortgage loans for the largest single loan in each of the above states is as follows:

	December 31,			December 31,
	2022			2021
	($ In Thousands)			($ In Thousands)
Illinois	$39,594	10%	Illinois	$39,583	10%
Washington	32,677	8%	Georgia	33,716	9%
Massachusetts	32,628	8%	Washington	32,677	9%
Georgia	32,423	8%	Massachusetts	32,605	9%
California	28,751	7%	California	28,086	7%
New York	26,711	7%	New York	26,689	7%
Florida	19,878	5%	Texas	18,714	5%
Texas	18,314	5%	District of Columbia	15,000	4%
District of Columbia	15,000	4%	North Carolina	9,768	3%
North Carolina	9,570	2%	Virginia	8,760	2%

These loans are secured by a variety of property types, primarily office buildings, retail, apartments and lodging.

As of December 31, 2022, 2021 and 2020, the Company recognized in net investment income prepayment income of zero, zero, and $2.5 million, respectively, for early pay off mortgage loans.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount. This includes troubled debt restructures (TDR) performing as agreed for more than one year.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/ or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2022 and 2021, the Company had no loans classified as Level 2.

The Company was working with borrowers who are experiencing financial difficulty as a direct result of the novel coronavirus COVID-19 pandemic (COVID-19). When necessary, the Company provided loan modifications to assist borrowers with their circumstances. These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement. On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are troubled debt restructures (TDR) consistent with the Coronavirus Aid, Relief and Economic Security Act (the CARES Act). The Consolidated Appropriations Act, signed into law on December 27, 2020 extended the relief offered in the CARES Act through January 1, 2022 and clarified that insurance companies were covered under the CARES Act. The Company’s loan modifications fell within the guidance of either the April 7, 2020 Interagency Statement or the CARES Act, both as adopted by the NAIC under Interpretation of the Statutory Accounting Principles Working Group (INT) 20-03, and do not qualify as TDRs.

Prior to January 1, 2022, the Company provided modifications in the form of principal and/or interest payment relief and extension of maturity dates to mortgage loans. As of December 31, 2022, the mortgage loans that are still in their modification period had a total book value of $72.3 million. These loans do not qualify as TDRs.

The following tables set forth mortgage loan credit levels as of December 31, 2022 and 2021 ($ In Thousands):

	December 31, 2022
			Level 1		Level 3
			Minimal Credit		Significant
	No Credit Concern		Concern		Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Office	$207,578	1.61					$207,578	1.61
Retail	32,677	2.55			$39,594	0.58	72,271	1.47
Apartment	64,374	1.49					64,374	1.49
Lodging	36,798	6.32					36,798	6.32
Industrial	20,000	2.24					20,000	2.24
Golf course			$2,294	0.80			2,294	0.80
Total	$361,427	2.19	$2,294	0.80	$39,594	0.58	$403,315	2.02

	December 31, 2021
			Level 1		Level 3
			Minimal Credit		Significant
	No Credit Concern		Concern		Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Office	$199,593	1.79					$199,593	1.79
Retail	32,677	1.75			$39,583	0.75	72,260	1.20
Apartment	45,255	1.38					45,255	1.38
Lodging	37,854	4.28					37,854	4.28
Industrial	19,975	2.30					19,975	2.30
Golf course			$2,943	0.15			2,943	0.15
Total	$335,354	2.04	$2,943	0.15	$39,583	0.75	$377,880	1.89

JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2022 and 2021. The Company does not have impaired investments in joint ventures, partnerships and limited liability companies during the years ended December 31, 2022, 2021 and 2020, respectively.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2022 and 2021.

	Level 1	Level 2	Level 3	NAV	Total

December 31, 2022:	(In Thousands)
Assets:
Bonds:
Issuer obligations			$5,010		$5,010
LBASS			3,104		3,104
Total bonds	—	—	8,114	—	8,114

Common stocks:
Industrial and miscellaneous			5,592		5,592
Total common stocks	—	—	5,592	—	5,592

Derivatives:
Foreign currency and interest rate swaps		$605			605
Equity derivatives	$9,992		1,247		11,239
Total derivatives	9,992	605	1,247	—	11,844
Separate account assets (1)	2,894,457			$15,045	2,909,502
Total	$2,904,449	$605	$14,953	$15,045	$2,935,052

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$52,573			$52,573
Equity derivatives			$2		2
Total	$—	$52,573	$2	$—	$52,575

	Level 1	Level 2	Level 3	NAV	Total

December 31, 2021:	(In Thousands)
Assets:
Common stocks:
Industrial and miscellaneous			$3,647		$3,647
Total common stocks	—	—	3,647	—	3,647

Derivatives:
Foreign currency and interest rate swaps		$7,535			7,535
Equity derivatives	$6,391		2,243		8,634
Total derivatives	6,391	7,535	2,243	—	16,169
Separate account assets (1)	3,472,565			$17,996	3,490,561
Total	$3,478,956	$7,535	$5,890	$17,996	$3,510,377

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$4,716			$4,716
Equity derivatives			$316		316
Total	$—	$4,716	$316	$—	$5,032

(1)	Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS AND COMMON STOCKS

The fair values of bonds, preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods or unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2022.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

				Total Gains or (Losses)
	January 1, 2022	Transfers into Level 3 (1) (2)	Transfers out of Level 3	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2022

	(In Thousands)
Bonds
Issuer Obligations		$5,010							$5,010
LBASS		7,096		$(2,048)		$153		$(2,097)	3,104
Common stocks	$3,647					1,945			5,592
Derivatives, net	1,927			(632)	$589	76		(715)	1,245
Total	$5,574	$12,106	$—	$(2,680)	$589	$2,174	$—	$(2,812)	$14,951

				Total Gains or (Losses)
	January 1, 2021	Transfers into Level 3	Transfers out of Level 3	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2021

	(In Thousands)
Common stocks	$4,639			$32	$(33)	$1,276	$(2,267)		$3,647
Derivatives, net	1,280			2,849	(15)	777		$(2,964)	1,927
Total	$5,919	$—	$—	$2,881	$(48)	$2,053	$(2,267)	$(2,964)	$5,574

(1)	Transferred into Level 3 due to carrying value adjustments down to fair value.
(2)	Transfers in and/or out are recognized at the end of each quarter.

The book/adjusted carrying values and fair values of the Company’s financial instruments are presented in the following table.

	December 31, 2022
	Fair Value	Book/ Adjusted Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)

	(In Thousands)
Assets:
Bonds	$4,659,251	$5,033,766		$4,557,389	$101,862
Common stocks	5,592	5,592			5,592
Mortgage loans	358,254	403,315			358,254
Cash and cash equivalents	333,373	333,373	$333,373
Contract loans	9,483	9,483			9,483
Derivatives, net	(40,731)	(40,731)	9,992	(51,968)	1,245
Other invested assets (1)	21,921	24,940		21,921
Separate account assets	2,909,502	2,909,502	2,894,457			$15,045
Liabilities:
Liability for deposit-type contracts	933,990	936,383			933,990
Separate account liability for deposit type contracts	2,118	2,118			2,118

	December 31, 2021
	Fair Value	Book/ Adjusted Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)

	(In Thousands)
Assets:
Bonds	$5,275,417	$4,533,525		$5,201,142	$74,275
Common stocks	3,647	3,647			3,647
Mortgage loans	399,541	377,880			399,541
Cash and cash equivalents	74,065	74,065	$74,065
Contract loans	9,747	9,747			9,747
Derivatives, net	11,137	11,137	6,391	2,819	1,927
Other invested assets (1)	28,572	24,939		28,572
Separate account assets	3,490,561	3,490,561	3,472,565			$17,996
Liabilities:
Liability for deposit-type contracts	1,008,086	860,645			1,008,086
Separate account liability for deposit type contracts	3,462	3,462			3,462

(1) Excludes investments accounted for under the equity method.

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2022 and 2021:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH AND CASH EQUIVALENTS

Cash equivalents are money market mutual funds that have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. The carrying value of cash approximates the fair value.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are based on discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company’s derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

		Net
	Notional	Carrying
	Amount	Value	Fair Value

December 31, 2022:	(In Thousands)
Equity total return swaps	$22,384	$273	$273
Equity futures	189,827	9,992	9,992
Equity call options	41,980	972	972
Foreign currency swaps	2,678	511	511
Interest rate swaps	302,315	(52,479)	(52,479)
Total	$559,184	$(40,731)	$(40,731)

December 31, 2021:
Equity total return swaps	$26,529	$(316)	$(316)
Equity futures	122,866	6,391	6,391
Equity call options	41,360	2,243	2,243
Foreign currency swaps	3,213	506	506
Interest rate swaps	233,115	2,313	2,313
Total	$427,083	$11,137	$11,137

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

Cash collateral received from OTC counterparties was $0.7 million and $1.2 million as of December 31, 2022 and 2021, respectively. Cash collateral pledged to OTC counterparties was $65.7 million and $7.2 million as of December 31, 2022 and 2021, respectively.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company pledged cash to satisfy this collateral requirement. Cash pledged for initial margin was $10.0 million and $6.4 million as of December 31, 2022 and 2021, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2022, 2021 and 2020, $1.5 million, $1.5 million and $1.5 million, respectively, of option premium expense was recorded in net investment income for the one-year equity call options hedging life indexed account insurance products. This amount was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value		Ending Fair Value
	Years Ended		as of
	December 31,		December 31,
	2022	2021	2022		2021
			Asset	Liability	Asset	Liability

			(In Thousands)
Equity futures	$8,329	$6,914	$9,992		$6,391
Foreign currency swaps	496	538	511		506
Interest rate swaps	(31,277)	3,848		$52,479	7,029	$4,716
Equity total return swaps	57	90	275	2		316
Equity call options	7	13			34
Total	$(22,388)	$11,403	$10,778	$52,481	$13,960	$5,032

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments.

	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020

	Surplus			Net Realized Capital Gains (Losses)

	(In Thousands)
Equity futures	$7,973	$431	$(1,698)	$17,060	$(27,276)	$(62,345)
Equity total return swaps	589	(15)	2,192
Foreign currency swaps	(110)	(117)	(143)
Interest rate swaps	(55,114)	(11,762)	9,172
Equity call options		30	3
Total	$(46,662)	$(11,433)	$9,526	$17,060	$(27,276)	$(62,345)

For the years ended December 31, 2022, 2021 and 2020, net gains or (losses) from periodic net settlements recorded in net investment income were $5.5 million, ($1.8) million and $9.7 million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Thousands):

	Premium
Years Ending December 31:	Payments Due
2023	$1,577	(1)
2024
2025
2026
2027 and thereafter
Total undiscounted future settled premium commitments	$1,577

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

			Equity Call
			Option Fair
			Value
			Excluding
	Undiscounted		Impact of
	Future	Equity Call	Discounted
	Premium	Option Fair	Future Settled
Years Ending December 31:	Commitments	Value	Premiums
2022	$1,577	$972	$972
2021	1,501	2,243	2,243

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2022 and 2021, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. The Company’s credit exposure for OTC derivatives as of December 31, 2022 was $0.2 million. The maximum exposure to any single counterparty was $0.2 million as of December 31, 2022. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2022, 2021 and 2020. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

The Company does not have any derivatives accounted for under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees.

6.	INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Thousands)			(In Thousands)
Gross deferred tax assets	$63,551	$5,511	$69,062	$46,864	$5,244	$52,108
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	63,551	5,511	69,062	46,864	5,244	52,108
Deferred tax assets nonadmitted	38,573	2,563	41,136	22,624	1,999	24,623
Net admitted deferred tax asset	24,978	2,948	27,926	24,240	3,245	27,485
Deferred tax liabilities	8,030	2,948	10,978	8,576	3,245	11,821
Net admitted deferred tax asset	$16,948	$—	$16,948	$15,664	$—	$15,664

	Change during 2022
	Ordinary	Capital	Total

	(In Thousands)
Gross deferred tax assets	$16,687	$267	$16,954
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	16,687	267	16,954
Deferred tax assets nonadmitted	15,949	564	16,513
Net admitted deferred tax asset	738	(297)	441
Deferred tax liabilities	(546)	(297)	(843)
Net admitted deferred tax asset	$1,284	$—	$1,284

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Thousands)			(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	16,948		16,948	15,664		15,664
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	16,948		16,948	15,664		15,664
Adjusted gross deferred tax assets allowed per limitation threshold			68,550			78,182
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	8,030	$2,948	10,978	8,576	$3,245	11,821
Deferred tax assets admitted as the result of application of SSAP No. 101	$24,978	$2,948	$27,926	$24,240	$3,245	$27,485

	Change during 2022
	Ordinary	Capital	Total

	(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	1,284		1,284
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	1,284		1,284
Adjusted gross deferred tax assets allowed per limitation threshold			(9,632)
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(546)	$(297)	(843)
Deferred tax assets admitted as the result of application of SSAP No. 101	$738	$(297)	$441

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Thousands):

	December 31,
	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount	792%	1,122%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$456,998	$521,213

The impacts of tax planning strategies as of December 31, 2022 and 2021 are as follows ($ In Thousands):

	December 31, 2022
	Ordinary	Capital
Adjusted gross deferred tax assets	$63,551	$5,511
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$24,978	$2,948
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2021
	Ordinary	Capital
Adjusted gross deferred tax assets	$46,864	$5,244
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$24,240	$3,245
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance as of December 31, 2022 and 2021.

The Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2022	2021	2020	2022-2021	2021-2020

	(In Thousands)
Federal income tax expense	$2,428	$6,223	$9,399	$(3,795)	$(3,176)
Federal income taxes on net capital gains (losses)	(178)	(1)	266	(177)	(267)
Federal income tax expense	$2,250	$6,222	$9,665	$(3,972)	$(3,443)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows.

	December 31,
Deferred tax assets:	2022	2021	Change

Ordinary:	(In Thousands)
Policyholder reserves	$47,486	$33,596	$13,890
Deferred acquisition costs	13,418	10,618	2,800
Compensation and benefits accrual	388	356	32
Other	2,259	2,294	(35)
Total	63,551	46,864	16,687
Statutory valuation allowance adjustment
Nonadmitted	38,573	22,624	15,949
Admitted ordinary deferred tax assets	24,978	24,240	738

Capital:
Investments	5,511	5,244	267
Total	5,511	5,244	267
Statutory valuation allowance adjustment
Nonadmitted	2,563	1,999	564
Admitted capital deferred tax assets	2,948	3,245	(297)

Admitted deferred tax assets	27,926	27,485	441

Deferred tax liabilities:
Ordinary:
Investments	7,367	7,912	(545)
Other	663	664	(1)
Total	8,030	8,576	(546)

Capital:
Investments	2,948	3,245	(297)
Total	2,948	3,245	(297)

Deferred tax liabilities	10,978	11,821	(843)

Net admitted deferred tax assets	$16,948	$15,664	$1,284

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2022	2021	Change

	(In Thousands)
Total deferred tax assets	$69,063	$52,108	$16,955
Total deferred tax liabilities	10,978	11,821	(843)
Net deferred tax asset	$58,085	$40,287	17,798
Tax effect of unrealized activities			(77)
Change in net operating deferred income tax			$17,721

Federal income tax expense (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2022	2021	2020

	(In Thousands)
Tax contingency	$216	$215	$216
Tax impact from surplus activities			2,849
Amortization of IMR	(129)	(153)	(176)
Tax impact from affiliates	(972)	(1,090)	(911)
Dividend received deduction	(1,541)	(1,714)	(1,338)
Provision computed at statutory rate	(3,342)	8,075	3,814
Tax impact from derivative gains (losses) from surplus	(9,708)	(2,383)	2,030
Other	4	(250)	(42)
Total statutory income tax	$(15,472)	$2,700	$6,442

Federal income tax expense	$2,250	$6,222	$9,665
Change in net deferred income taxes	(17,722)	(3,522)	(3,223)
Total statutory income tax	$(15,472)	$2,700	$6,442

As of December 31, 2022 and 2021, the Company had no low income housing and foreign tax credit carryforwards. The Company had no investment tax credits. The Company had no benefits of operating loss carry-forwards. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Thousands).

	Ordinary	Capital
2022 estimated
2021		$31
2020		307

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2022. The Company had no Alternative Minimum Tax credit carryforward.

The Company’s policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes. No interest and penalties were recorded in Federal and foreign income taxes for the years ended December 31, 2022, 2021 and 2020.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeal. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

7.	CAPITAL AND SURPLUS

The Company has 5 million shares of common stock authorized of which 2.9 million shares are issued and outstanding with a par value of $1.00 per share. There is only one class of shares.

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2022 statutory results, the Company could pay zero in dividends to Pacific Life in 2023 without prior regulatory approval. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the year ended December 31, 2022. During the year ended December 31, 2021 , PL&A paid ordinary dividends in the form of cash and bonds to Pacific Life of $41.7 million. During the year ended December 31, 2020, PL&A paid ordinary cash dividends to Pacific Life of $40.0 million.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains (losses), net, as of December 31, 2022 and 2021 was ($46.2) million and $0.4 million, respectively.

8.	RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement. Product contract services relating to the Company’s variable universal life insurance, other life insurance, variable annuities and investment management services are under a separate services agreement. Amounts charged by Pacific Life to the Company for these services were $28.0 million, $22.7 million and $19.9 million for the years ended December 31, 2022, 2021 and 2020, respectively, and are primarily included in operating expenses.

PLFA is the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. PLFA is owned 99% by Pacific Life and 1% by the Company. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2022, 2021 and 2020 were $4.6 million, $5.2 million and $4.3 million, respectively. Any undistributed net revenue and expense, net of tax, is recorded directly to surplus.

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and Pacific Life. In connection with PSD’s distribution of these variable life and annuity contracts to the Company and Pacific Life, the Company incurred commission expense of $29.7 million, $34.0 million and $28.4 million during the years ended December 31, 2022, 2021 and 2020, respectively. A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $3.6 million, $4.2 million and $3.6 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2022, 2021 and 2020, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

During the year ended December 31, 2021, participants previously covered by a group annuity contract at Pacific Life were transferred to the Company. As a result, the Company recognized $72.6 million of premium revenue included in premium revenue and an increase in reserves included in aggregate reserves of $72.6 million. There was no similar transaction during the year ended December 31, 2022.

As of December 31, 2022, the Company reported $0.2 million and $0.3 million as amounts due from Pacific Life, and other affiliated companies, respectively. As of December 31, 2021, the Company reported $0.2 million and $0.3 million as amounts due from Pacific Life and other affiliated companies, respectively. The Company reported $3.8 million and $4.3 million due to Pacific Life as of December 31, 2022 and 2021, respectively. The Company reported no amounts payable to other affiliated companies as of December 31, 2022 and 2021. It is the Company’s policy to settle these amounts no later than 90 days after the due date.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $1,998.3 million and $1,914.2 million as of December 31, 2022 and 2021, respectively. Related to these annuity contracts, the Company received $101.7 million, $41.6 million and $62.9 million of premium and annuity considerations and paid $123.8 million, $126.2 million and $118.4 million of current and future policy benefits for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $905.3 million and $830.4 million as of December 31, 2022 and 2021, respectively.

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates. There was no amount outstanding under the facility as of December 31, 2022 and 2021. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company’s admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under any other affiliate lending agreements. The Company had no amount outstanding under the facility as of December 31, 2022.

9.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2022 and 2021, the Company had $255.7 million and $279.5 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the valuation standard set by the Arizona DIFI.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes are as follows:

	December 31,
	2022			2021
	Ordinary			Ordinary
	Life	Individual		Life	Individual
	Insurance	Annuities	Total	Insurance	Annuities	Total

	(In Thousands)
The components of other reserve changes include change in asset adequacy reserves, change of separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves and change in CRVM expense allowances	$(1,799)	$40,000	$38,201	$(51,602)		$(51,602)

10.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities and deposit-type contracts:

Individual Annuities:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$70,590		$70,590	1%
At book value less current surrender charge of 5% or more (1)	203,066		203,066	2%
At fair value		$2,764,401	2,764,401	40%
Total with market value adjustment or at fair value	273,656	2,764,401	3,038,057	43%
At book value without adjustment	1,719,350		1,719,350	25%
Not subject to discretionary withdrawal	2,193,063	316	2,193,379	32%
Total	$4,186,069	$2,764,717	$6,950,786	100%

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$164,877	$—	$164,877

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Not subject to discretionary withdrawal	$257,602		$257,602	100%
Total	$257,602	$—	$257,602	100%

Deposit-type Contracts:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$4,802		$4,802	1%
At fair value		$2,118	2,118
Total with market value adjustment or at fair value	4,802	2,118	6,920	1%
Not subject to discretionary withdrawal	931,581		931,581	99%
Total	$936,383	$2,118	$938,501	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$75,392		$75,392	1%
At book value less current surrender charge of 5% or more (1)	203,066		203,066	2%
At fair value		$2,766,519	2,766,519	34%
Total with market value adjustment or at fair value	278,458	2,766,519	3,044,977	37%
At book value without adjustment	1,719,350		1,719,350	21%
Not subject to discretionary withdrawal	3,382,246	316	3,382,562	42%
Total	$5,380,054	$2,766,835	$8,146,889	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2021
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$83,314		$83,314	1%
At book value less current surrender charge of 5% or more (1)	460,754		460,754	6%
At fair value		$3,337,290	3,337,290	42%
Total with market value adjustment or at fair value	544,068	3,337,290	3,881,358	49%
At book value without adjustment	836,147		836,147	11%
Not subject to discretionary withdrawal	3,136,365	403	3,136,768	40%
Total	$4,516,580	$3,337,693	$7,854,273	100%

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company’s Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2022	2021

	(In Thousands)
Annual Statement:
Annuities	$4,443,671	$3,655,935
Deposit-type contracts	936,383	860,645
Total	5,380,054	4,516,580
Separate Accounts Annual Statement:
Annuities	2,764,717	3,334,231
Other contract deposit funds	2,118	3,462
Combined total	$8,146,889	$7,854,273

11.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2022 and 2021:

	General Account			Separate Account - Nonguaranteed
December 31, 2022	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$356	$21	$201
Universal life with secondary guarantees	9,588	9,275	9,707
Indexed universal life with secondary guarantees	45,629	45,239	46,162
Other permanent cash value life insurance	6,804	7,175	7,351
Variable universal life	8,311	8,275	8,295	$77,806	$77,795	$77,795

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,781
Disability - active lives			44
Disability - disabled lives			5,722
Miscellaneous reserves			677
Total (direct + assumed)	70,688	69,985	82,940	77,806	77,795	77,795
Reinsurance ceded			7,105
Total (net)	$70,688	$69,985	$75,835	$77,806	$77,795	$77,795

	General Account			Separate Account - Nonguaranteed
December 31, 2021	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life with secondary guarantees	$9,216	$8,813	$9,264
Indexed universal life with secondary guarantees	45,164	43,520	45,524
Other permanent cash value life insurance	6,743	6,702	7,107
Variable universal life	9,183	9,144	9,170	$93,844	$93,802	$93,802

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,617
Disability - active lives			40
Disability - disabled lives			6,068
Miscellaneous reserves			913
Total (direct + assumed)	70,306	68,179	82,703	93,844	93,802	93,802
Reinsurance ceded			7,612
Total (net)	$70,306	$68,179	$75,091	$93,844	$93,802	$93,802

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2022	2021

Annual Statement:	(In Thousands)
Life insurance section	$74,965	$73,993
Disability - active lives section	18	16
Disabled lives section	181	173
Miscellaneous section	671	909
Subtotal	75,835	75,091

Separate Accounts Annual Statement:
Life insurance section	77,795	93,802
Combined total	$153,630	$168,893

12.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2022		December 31, 2021
		Net of		Net of
	Gross	Loading	Gross	Loading

	(In Thousands)
Ordinary renewal	$124	$122	$60	$45
Total	$124	$122	$60	$45

13.	SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities and variable universal life. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders.

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2022 and 2021, the Company’s Separate Accounts Annual Statement included legally insulated assets of $2,909.5 million and $3,490.6 million, respectively. The assets legally insulated and not legally insulated from the general account as of December 31, 2022 are attributed to the following products (In Thousands):

Product	Separate Account Assets Legally Insulated	Separate Account Assets Not Legally Insulated
Variable annuities	$2,831,690
Variable universal life	77,812
Total	$2,909,502	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 of $19.6 million, $18.4 million, $16.7 million, $16.7 million, and $17.4 million, respectively.

For the years ended December 31, 2022, 2021 and 2020, the General Account of the Company had paid $0.9 million, zero and $0.1 million, respectively, toward the Separate Account guarantees.

The Company has no Separate Accounts with guarantees. The Company’s Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

Information regarding the Separate Accounts of the Company is as follows:

	Years Ended December 31,
	2022	2021

	(In Thousands)
Premiums, considerations or deposits	$282,557	$331,695

	December 31,
	2022	2021

	(In Thousands)
Reserves for accounts with assets at fair value	$2,844,630	$3,431,495

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$2,844,314	$3,431,092
Not subject to discretionary withdrawal	316	403
Total	$2,844,630	$3,431,495

	Years Ended December 31,
	2022	2021	2020

		(In Thousands)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$282,497	$331,200	$238,311
Transfers from separate accounts	251,482	386,614	278,642
Net transfers from separate accounts	31,015	(55,414)	(40,331)
Reconciling adjustments:
Net lag gain/loss for annuities in general account only	(36)	3	(550)
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$30,979	$(55,411)	$(40,881)

14.	BORROWED MONEY

PL&A is a member of the Federal Home Loan Bank of San Francisco (FHLB). The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations. The Company’s estimated maximum borrowing capacity (after taking into account required collateralization levels) was $7.0 million and $11.0 million as of December 31, 2022 and 2021. However, asset eligibility determination is subject to the FHLB’s discretion and to the availability of qualifying assets at the Company. The Company had no collateral pledged to the FHLB. Interest is at variable or fixed rates. The Company had no borrowing from the FHLB as of December 31, 2022 and 2021.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance. As of December 31, 2022, the Company held $3.5 million of Class B stock and $0.2 million of Excess Stock for a total of $3.6 million of FHLB of San Francisco membership stock, which is recorded in common stocks. As of December 31, 2021, the Company held $3.6 million of membership Class B stock of FHLB of San Francisco. All of the membership stock is not eligible for redemption.

The membership stock (Class A and B) eligible and not eligible for redemption as of December 31, 2022 and 2021 is as follows:

December 31, 2022	Total	Not Eligible for Redemption	Eligible for Redemption
		(In Thousands)
Membership stock:
Class A
Class B	$3,454	$3,454

December 31, 2021	Total	Not Eligible for Redemption	Eligible for Redemption
		(In Thousands)
Membership stock:
Class A
Class B	$3,647	$3,647

15.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2022, the Company has no outstanding commitments for investments in joint ventures, partnerships and limited liability companies.

As of December 31, 2022, the Company had $10.0 million and zero of outstanding contractual obligations to acquire private placement securities for the General and Separate Account, respectively. As of December 31, 2022, the Company had $1.6 million of outstanding mortgage loan commitments in the General Account which were primarily advances available for construction loans.

In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2022, 2021 and 2020.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

Issues were identified in a market conduct exam that may be indicative of potential losses. The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2022 and 2021, the estimated liability was zero and $0.2 million, respectively. As of December 31, 2022 and 2021, the related premium tax receivable was $2.2 million and $2.4 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2022

(In Thousands)

Investment Income Earned:
U.S. Government bonds	$152
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	210,797
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	228
Common stocks of affiliates
Mortgage loans	18,545
Real estate
Contract loans	274
Cash and cash equivalents	3,104
Derivative instruments	3,904
Other invested assets	5,735
Aggregate write-ins for investment income	898
Gross Investment Income	$243,637

Real Estate Owned - Book Value Less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$376,603
Mezzanine	26,712
Total Mortgage Loans	$403,315

Mortgage Loans By Standing - Book Value:
Good standing	$403,315
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Carrying Value	$25,791

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks

Bonds by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$208,556
Over 1 year through 5 years	1,200,475
Over 5 years through 10 years	1,195,279
Over 10 years through 20 years	1,353,701
Over 20 years	1,075,755
Total by Maturity	$5,033,766

Bonds by NAIC Designation - Statement Value:
NAIC 1	$2,698,624
NAIC 2	2,250,785
NAIC 3	71,848
NAIC 4	3,906
NAIC 5	489
NAIC 6	8,114
Total by NAIC Designation	$5,033,766

Total Bonds Publicly Traded	$3,674,486
Total Bonds Privately Traded	$1,359,280
Preferred Stocks - Statement Value
Common Stocks - Unaffiliated - Statement Value	$5,592
Common Stocks - Affiliated - Statement Value
Cash Equivalents	$311,071
Options, Caps & Floors Owned - Statement Value
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$(50,723)
Futures Contracts Open - Statement Value	$9,992
Cash on Deposit	$22,302

Life Insurance In Force:
Industrial
Ordinary	$4,102,662
Credit Life
Group Life	$466

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$550

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$7,254
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$144,547
Deferred - Fully Paid Account Balance	$1,921,357
Deferred - Not Fully Paid - Account Balance

Group
Amount of Income Payable	$20,929
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Group
Credit
Other

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$936,383
Dividend Accumulations - Account Balance

Claim Payments 2022:
Group Accident and Health - Year Ended December 31, 2022
2022
2021
2020
2019
2018
Prior

Other Accident and Health
2022
2021
2020
2019
2018
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2022
2021
2020
2019
2018
Prior

Pacific Life & Annuity Company

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2022

(In Thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Long-term bonds:
U.S. Governments	$9,271	0.157%	$9,271	0.157%
All other governments	31,465	0.534%	31,465	0.534%
U.S. states, territories, and possessions, etc. guaranteed	8,870	0.151%	8,870	0.151%
U.S. political subdivisions of states, territories, and possessions, guaranteed	63,679	1.081%	63,679	1.081%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	348,305	5.914%	348,305	5.914%
Industrial and miscellaneous	4,572,176	77.632%	4,572,176	77.632%
Total long-term bonds	5,033,766	85.469%	5,033,766	85.469%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	5,592	0.095%	5,592	0.095%
Total common stocks	5,592	0.095%	5,592	0.095%

Mortgage loans:
Commercial mortgages	376,603	6.394%	376,603	6.394%
Mezzanine real estate loans	26,712	0.454%	26,712	0.454%
Total mortgage loans	403,315	6.848%	403,315	6.848%

Cash and cash equivalents:
Cash	22,302	0.379%	22,302	0.379%
Cash equivalents	311,071	5.282%	311,071	5.282%
Total cash and cash equivalents	333,373	5.661%	333,373	5.661%

Contract loans	9,483	0.159%	9,483	0.159%
Derivatives	11,844	0.201%	11,844	0.201%
Receivables for securities	736	0.013%	736	0.013%
Other invested assets	91,464	1.554%	91,464	1.554%
Total invested assets	$5,889,573	100.000%	$5,889,573	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES

 DECEMBER 31, 2022

The Company’s Total Admitted Assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $5,978.0 million as of December 31, 2022.

1.	The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2022, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Amgen Inc (Bond)	$51,905	0.9%
Comcast Corporation (Bond)	46,891	0.8%
IBM Corporation (Bond)	44,773	0.7%
AT&T Corporation (Bond)	41,415	0.7%
Commercial loan (Mortgage Loan)	39,594	0.7%
Pfizer Inc (Bond)	38,964	0.7%
Metropolitan Transport Authority NY (Bond)	36,886	0.6%
United Technologies Corporation (Bond)	34,850	0.6%
Xcel Energy Inc (Bond)	34,745	0.6%
Union Pacific Corporation (Bond)	32,896	0.6%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2022, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets		(In Thousands)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$2,698,624	45.1%	P/RP 1
NAIC 2	2,250,785	37.7%	P/RP 2
NAIC 3	71,848	1.2%	P/RP 3
NAIC 4	3,906	0.1%	P/RP 4
NAIC 5	489	0.0%	P/RP 5
NAIC 6	8,115	0.1%	P/RP 6

3.	Assets held in foreign investments as of December 31, 2022, totaled $532.6 million, which represents 8.9% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2022, is as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$458,429	7.7%
Countries designated NAIC 2	44,728	0.7%
Countries designated NAIC 3 or below	29,488	0.5%

b.	The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2022, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: United Kingdom (Great Britain)	$156,883	2.6%
Country: Germany	57,941	1.0%
Countries designated NAIC 2
Country: Mexico	27,311	0.5%
Country: Indonesia	11,937	0.2%
Countries designated NAIC 3 or below
Country: Bahamas	16,900	0.3%
Country: Brazil	12,588	0.2%

c.	The 10 largest non-sovereign (i.e. non-governmental) foreign issues as of December 31, 2022 are as follows:

NAIC Designation	Issuer	(In Thousands)	Percentage of Total Admitted Assets
1.F FE	BP Capital Markets PLC	$25,000	0.4%
1.C FE	Platinum Securities KY	20,620	0.3%
2.B FE	BAT International Finance PLC	19,999	0.3%
1.D PL	Cayman Universe	18,906	0.3%
2.C FE	Ashtead Capital Inc	18,905	0.3%
1.E FE/1.G FE	Lloyds TSB Bank Group PLC	15,016	0.3%
2.A FE	Banco Bilbao Vizcaya Argentari	15,000	0.3%
1.G FE	Mizuho Financial Group Inc	15,000	0.3%
2.B FE	Takeda Pharmaceutical Co Ltd	15,000	0.3%
2.A FE	Anheuser-Busch Companies Inc	13,487	0.2%

4.	The aggregate amount and percentage of Total Admitted Assets held in Canadian investments as of December 31, 2022, totaled $200.1 million, which represent 3.3% of Total Admitted Assets.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2022.

6.	Assets held in equity interest are less than 2.5% of Total Admitted Assets as of December 31, 2022.

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2022.

a.	Ten largest fund managers as of December 31, 2022 are as follows:

Fund Manager	Total Invested	Diversified	Nondiversified

	(In Thousands)
Walkers Fiduciary Limited	$490	$490

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2022.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2022, are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2022 are as follows:

Type (Residential, Commercial, Agricultural)	(In Thousands)	Percentage of Total Admitted Assets
Commercial loan	$39,594	0.7%
Commercial loan	32,677	0.5%
Commercial loan	32,628	0.5%
Commercial loan	32,423	0.5%
Commercial loan	28,751	0.5%
Commercial loan	27,228	0.5%
Commercial loan	26,711	0.4%
Commercial loan	25,000	0.4%
Commercial loan	20,000	0.3%
Commercial loan	19,985	0.3%

10.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2022 are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Commercial:
Above 95%
91% to 95%
81% to 90%
71% to 80%
Below 70%	$403,315	6.7%

11.	Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2022.

12.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2022.

13.	The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements as of December 31, 2022.

14.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2022, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Owned:
Hedging:	$972	0.0%

15.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$5,748	0.1%	$4,883	$5,704	$5,704

16.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$9,992	0.2%	$8,127	$10,751	$10,480

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

 DECEMBER 31, 2022

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2022 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2022 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.